United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/2011

Date of Reporting Period:  Six months ended 06/30/2011

Item 1.                      Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2011

Share Class
Primary Shares
Service Shares

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$6.40	$5.72	$5.10	$7.39	$6.78	$5.88
Income From Investment Operations:
Net investment income	0.02	0.04	0.05[1]	0.07[1]	0.06[1]	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.05	0.70	0.63	(2.20)	0.61	0.89
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.74	0.68	(2.13)	0.67	0.95
Less Distributions:
Distributions from net investment income	(0.04)	(0.06)	(0.06)	(0.02)	(0.06)	(0.05)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.14)	—	—
TOTAL DISTRIBUTIONS	(0.04)	(0.06)	(0.06)	(0.16)	(0.06)	(0.05)
Net Asset Value, End of Period	$6.43	$6.40	$5.72	$5.10	$7.39	$6.78
Total Return[2]	1.16%	13.07%	13.48%	(29.37)%	9.88%	16.21%
Ratios to Average Net Assets:
Net expenses	1.18%[3,4]	1.18%[4]	1.18%[4]	1.18%[4]	1.18%[4]	1.15%[4]
Net investment income	0.41%[3]	0.67%	0.97%	1.03%	0.85%	0.79%
Expense waiver/reimbursement[5]	0.15%[3]	0.17%	0.23%	0.14%	0.78%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,065	$72,320	$60,961	$79,706	$81,727	$16,014
Portfolio turnover	99%	260%	274%	307%	198%	125%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.18%, 1.18%, 1.12%, 1.17%, 1.18% and 1.14% for the six months ended June 30, 2011, and for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$6.40	$5.71	$5.08	$7.37	$6.76	$5.87
Income From Investment Operations:
Net investment income	0.01	0.02	0.03[1]	0.04[1]	0.04[1]	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06	0.72	0.64	(2.19)	0.61	0.89
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.74	0.67	(2.15)	0.65	0.92
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.04)	(0.00)[2]	(0.04)	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.14)	—	—
TOTAL DISTRIBUTIONS	(0.03)	(0.05)	(0.04)	(0.14)	(0.04)	(0.03)
Net Asset Value, End of Period	$6.44	$6.40	$5.71	$5.08	$7.37	$6.76
Total Return[3]	1.08%	13.01%	13.27%	(29.67)%	9.64%	15.78%
Ratios to Average Net Assets:
Net expenses	1.43%[4,5]	1.43%[5]	1.43%[5]	1.43%[5]	1.43%[5]	1.40%[5]
Net investment income	0.17%[4]	0.45%	0.68%	0.67%	0.60%	0.54%
Expense waiver/reimbursement[6]	0.15%[4]	0.18%	0.23%	0.14%	0.78%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,510	$7,296	$4,756	$4,826	$9,368	$9,431
Portfolio turnover	99%	260%	274%	307%	198%	125%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.43%, 1.43%, 1.37%, 1.42%, 1.42% and 1.39% for the six months ended June 30, 2011, and for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,011.60	$5.89
Service Shares	$1,000	$1,010.80	$7.13
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,018.94	$5.91
Service Shares	$1,000	$1,017.70	$7.15
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.18%
Service Shares	1.43%

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Portfolio of Investments Summary Table (unaudited)

At June 30, 2011, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	16.0%
Health Care	13.1%
Financials	13.0%
Energy	12.0%
Industrials	11.2%
Consumer Discretionary	10.9%
Consumer Staples	10.9%
Materials	5.7%
Utilities	3.2%
Telecommunication Services	2.4%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities — Net[3]	0.9%
TOTAL	100.0%

1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

June 30, 2011 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 98.4%
		Consumer Discretionary – 10.9%
22,200		Comcast Corp., Class A	562,548
11,100	[1]	DIRECTV Group, Inc., Class A	564,102
26,965	[1]	Discovery Communications, Inc.	1,104,486
35,900		Expedia, Inc.	1,040,741
17,300	[1]	Las Vegas Sands Corp.	730,233
18,000	[1]	Lear Corp.	962,640
39,100		Mattel, Inc.	1,074,859
10,600		McDonald's Corp.	893,792
20,300		Nordstrom, Inc.	952,882
		TOTAL	7,886,283
		Consumer Staples – 10.9%
5,200		Bunge Ltd.	358,540
29,200		CVS Caremark Corp.	1,097,336
47,800		ConAgra Foods, Inc.	1,233,718
22,300		General Mills, Inc.	830,006
13,200		Hormel Foods Corp.	393,492
31,668		Nestle S.A.	1,968,143
28,900		Sara Lee Corp.	548,811
22,200		The Coca-Cola Co.	1,493,838
		TOTAL	7,923,884
		Energy – 12.0%
8,300		Anadarko Petroleum Corp.	637,108
38,000		Arch Coal, Inc.	1,013,080
16,100		Baker Hughes, Inc.	1,168,216
17,870		Chevron Corp.	1,837,751
21,700		ConocoPhillips	1,631,623
12,700		Exxon Mobil Corp.	1,033,526
17,400		National-Oilwell, Inc.	1,360,854
		TOTAL	8,682,158
		Financials – 13.0%
35,900		Bank of America Corp.	393,464
4,200		BlackRock, Inc.	805,602
19,800		Capital One Financial Corp.	1,023,066
42,360		J.P. Morgan Chase & Co.	1,734,218
25,900		Lincoln National Corp.	737,891
24,400		Marsh & McLennan Cos., Inc.	761,036
29,200		MetLife, Inc.	1,281,004
9,900		PNC Financial Services Group	590,139
6,400		Simon Property Group, Inc.	743,872
21,900		SunTrust Banks, Inc.	565,020
29,500		Wells Fargo & Co.	827,770
		TOTAL	9,463,082
		Health Care – 13.1%
17,100		Allergan, Inc.	1,423,575
21,100		AmerisourceBergen Corp.	873,540
17,400	[1]	Amgen, Inc.	1,015,290
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Shares or Principal Amount			Value
19,600		Cardinal Health, Inc.	890,232
11,750	[1]	Celgene Corp.	708,760
8,700		Humana, Inc.	700,698
13,700		Johnson & Johnson	911,324
35,200	[1]	Mylan Laboratories, Inc.	868,384
70,400		Pfizer, Inc.	1,450,240
12,500		UnitedHealth Group, Inc.	644,750
		TOTAL	9,486,793
		Industrials – 11.2%
13,500		Fluor Corp.	872,910
94,100		General Electric Co.	1,774,726
12,500		Honeywell International, Inc.	744,875
15,000		Parker-Hannifin Corp.	1,346,100
23,100		Raytheon Co.	1,151,535
9,200		Union Pacific Corp.	960,480
14,800		United Technologies Corp.	1,309,948
		TOTAL	8,160,574
		Information Technology – 16.0%
13,290		Accenture PLC	802,982
6,150	[1]	Apple, Inc.	2,064,370
14,100	[1]	BMC Software, Inc.	771,270
4,400	[1]	Baidu.com, Inc., ADR	616,572
10,900		Broadcom Corp., Class A	366,676
37,400	[1]	EMC Corp.	1,030,370
9,100		KLA-Tencor Corp.	368,368
15,000	[1]	MICROS Systems Corp.	745,650
26,100	[1]	Marvell Technology Group Ltd.	385,367
59,000		Microsoft Corp.	1,534,000
44,600		Oracle Corp.	1,467,786
7,200		Qualcomm, Inc.	408,888
34,300	[1]	Symantec Corp.	676,396
25,200	[1]	Teradyne, Inc.	372,960
		TOTAL	11,611,655
		Materials – 5.7%
11,000		Agrium, Inc.	965,360
7,300		CF Industries Holdings, Inc.	1,034,191
14,500		Freeport-McMoran Copper & Gold, Inc.	767,050
8,105	[1]	Mosaic Co./The	548,952
36,800	[1]	Stillwater Mining Co.	809,968
		TOTAL	4,125,521
		Telecommunication Services – 2.4%
17,400		AT&T, Inc.	546,534
31,900		Verizon Communications, Inc.	1,187,637
		TOTAL	1,734,171
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Shares or Principal Amount		Value
	Utilities – 3.2%
50,000	CMS Energy Corp.	984,500
17,600	FirstEnergy Corp.	777,040
17,600	Wisconsin Energy Corp.	551,760
	TOTAL	2,313,300
	TOTAL COMMON STOCKS (IDENTIFIED COST $64,583,544)	71,387,421
	Repurchase Agreement – 0.7%
$511,000	Interest in $5,180,000,000 joint repurchase agreement 0.05%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,285,257,156. (AT COST)	511,000
	TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $65,094,544)[2]	71,898,421
	OTHER ASSETS AND LIABILITIES - NET — 0.9%[3]	675,733
	TOTAL NET ASSETS — 100%	$72,574,154

At June 30, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
7/5/2011	80,933 Swiss Franc	$96,131	$(131)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$67,451,979	$ —	$ —	$67,451,979
International	1,967,299	1,968,143	—	3,935,442
Repurchase Agreement	—	511,000	—	511,000
TOTAL SECURITIES	$69,419,278	$2,479,143	$ —	$71,898,421
OTHER FINANCIAL INSTRUMENTS*	$(131)	$ —	$ —	$(131)
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets:
Total investments in securities, at value (identified cost $65,094,544)		$71,898,421
Cash		868
Cash denominated in foreign currencies (identified cost $238,985)		239,353
Income receivable		100,210
Receivable for investments sold		348,941
Receivable for shares sold		23,359
TOTAL ASSETS		72,611,152
Liabilities:
Payable for shares redeemed	$5,232
Unrealized depreciation on foreign exchange contracts	131
Payable for custodian fees	2,366
Payable for transfer and dividend disbursing agent fees and expenses	4,946
Payable for auditing fees	12,397
Payable for portfolio accounting fees	4,161
Payable for distribution services fee (Note 5)	1,323
Payable for printing and postage	4,955
Accrued expenses	1,487
TOTAL LIABILITIES		36,998
Net assets for 11,285,576 shares outstanding		$72,574,154
Net Assets Consist of:
Paid-in capital		$123,047,422
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		6,806,847
Accumulated net realized loss on investments and foreign currency transactions		(57,428,911)
Undistributed net investment income		148,796
TOTAL NET ASSETS		$72,574,154
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$66,064,616 ÷ 10,274,628 shares outstanding, no par value, unlimited shares authorized		$6.43
Service Shares:
$6,509,538 ÷ 1,010,948 shares outstanding, no par value, unlimited shares authorized		$6.44

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Dividends			$605,234
Interest			643
TOTAL INCOME			605,877
Expenses:
Investment adviser fee (Note 5)		$323,574
Administrative fee (Note 5)		94,220
Custodian fees		6,509
Transfer and dividend disbursing agent fees and expenses		15,726
Directors'/Trustees' fees		1,319
Auditing fees		12,397
Legal fees		3,378
Portfolio accounting fees		31,522
Distribution services fee (Note 5)		8,672
Printing and postage		13,925
Insurance premiums		2,099
Miscellaneous		1,858
TOTAL EXPENSES		515,199
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(38,489)
Waiver of administrative fee (Note 5)	(16,975)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(3,116)
TOTAL WAIVERS AND REDUCTION		(58,580)
Net expenses			456,619
Net investment income			149,258
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			8,049,249
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(7,268,398)
Net realized and unrealized gain on investments and foreign currency transactions			780,851
Change in net assets resulting from operations			$930,109

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$149,258	$509,420
Net realized gain on investments and foreign currency transactions	8,049,249	7,317,586
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(7,268,398)	1,324,437
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	930,109	9,151,443
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(476,434)	(645,353)
Service Shares	(31,715)	(38,009)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(508,149)	(683,362)
Share Transactions:
Proceeds from sale of shares	998,992	4,540,270
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	—	67,693,209
Net asset value of shares issued to shareholders in payment of distributions declared	508,149	683,362
Cost of shares redeemed	(8,971,501)	(67,485,369)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,464,360)	5,431,472
Change in net assets	(7,042,400)	13,899,553
Net Assets:
Beginning of period	79,616,554	65,717,001
End of period (including undistributed net investment income of $148,796 and $507,687, respectively)	$72,574,154	$79,616,554

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

On March 12, 2010, the Fund acquired all of the net assets of Federated Clover Value Fund II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2010, are as follows:

Net investment income[1]	$589,809
Net realized and unrealized gain on investments	$11,034,391
Net increase in net assets resulting from operations	$11,624,200
1	Net investment income includes $24,070 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since March 12, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
11,511,806	$67,693,209	$4,031,199	$66,741,830	$134,435,039
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$131

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2011

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(131)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2011		Year Ended 12/31/2010
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	123,871	$801,703	610,915	$3,548,340
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	—	—	10,976,714	64,541,563
Shares issued to shareholders in payment of distributions declared	73,980	476,434	110,505	645,353
Shares redeemed	(1,220,666)	(7,915,487)	(11,065,928)	(65,162,127)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,022,815)	$(6,637,350)	632,206	$3,573,129
	Six Months Ended 6/30/2011		Year Ended 12/31/2010
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	30,114	$197,289	168,616	$991,930
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	—	—	535,092	3,151,646
Shares issued to shareholders in payment of distributions declared	4,917	31,715	6,508	38,009
Shares redeemed	(163,381)	(1,056,014)	(403,391)	(2,323,242)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(128,350)	$(827,010)	306,825	$1,858,343
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,151,165)	$(7,464,360)	939,031	$5,431,472

4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $65,094,544. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $6,803,877. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,877,476 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,073,599.

At December 31, 2010, the Fund had a capital loss carryforward of $64,485,532 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$30,506,959
2016	$31,718,908
2017	$2,259,665

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As a result of the tax-free transfer of assets from Federated Clover Value Fund II, the utilization of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, the Adviser voluntarily waived $38,489 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, FAS waived $16,975 of its fee. The net fee paid to FAS was 0.203% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Service Shares	$8,672

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2011, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2011, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.18% and 1.43% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended June 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $266,430 and $49,301, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2011, the Fund's expenses were reduced by $3,116 under these arrangements.

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7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2011, were as follows:

Purchases	$75,514,499
Sales	$83,195,732

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

10. SUBSEQUENT EVENTS

On April 14, 2011, the Board of Trustees approved the reorganization of Value Growth Portfolio and Blue Chip Portfolio, each a portfolio of EquiTrust Variable Insurance Series Fund, into the Fund. The transfer of assets from the Value Growth Portfolio and Blue Chip Portfolio into the Fund occurred after the close of business on July 15, 2011.

Additionally, the May 1, 2012 date in the definition of “Termination Date,” as presented on page 16 of this Semi-Annual Report under the section Expense Limitation, shall be deemed changed to June 1, 2012, with respect to only the Primary Shares of the Fund.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2011

federated capital appreciation fund ii (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Semi-Annual Shareholder Report

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Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
22

Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916835
Cusip 313916819

25669 (8/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2011

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.15	$8.67	$7.25	$9.62	$9.74	$8.94
Income From Investment Operations:
Net investment income	0.35	0.39[1]	0.46[1]	0.45[1]	0.42[1]	0.44[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, swap contracts and foreign currency transactions	0.10	0.61	1.45	(2.32)	(0.05)	0.91
TOTAL FROM INVESTMENT OPERATIONS	0.45	1.00	1.91	(1.87)	0.37	1.35
Less Distributions:
Distributions from net investment income	(0.36)	(0.52)	(0.49)	(0.50)	(0.49)	(0.55)
Net Asset Value, End of Period	$9.24	$9.15	$8.67	$7.25	$9.62	$9.74
Total Return[2]	4.89%	12.08%	28.28%	(20.38)%	3.93%	15.76%
Ratios to Average Net Assets:
Net expenses	1.13%[3,4]	1.13%[4]	1.13%[4]	1.13%[4]	1.13%[4]	1.10%[4]
Net investment income	7.36%[3]	4.50%	6.03%	5.23%	4.38%	4.85%
Expense waiver/reimbursement[5]	0.26%[3]	0.33%	0.68%	0.38%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,318	$54,450	$36,913	$32,549	$49,498	$61,673
Portfolio turnover	28%	96%	69%	95%	76%	85%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	27%	96%	69%	94%	68%	63%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.13%, 1.11%, 1.12%, 1.13%, 1.13% and 1.10% for the six months ended June 30, 2011 and for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,048.90	$5.74
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.19	$5.66
1	Expenses are equal to the Fund's annualized net expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Semi-Annual Shareholder Report
2

Portfolio of Investments Summary Tables (unaudited)

At June 30, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	30.3%
Domestic Fixed-Income Securities	29.0%
International Fixed-Income Securities	22.5%
International Equity Securities	13.5%
U.S. Treasury Securities	0.2%
Other Securities[2,3]	0.0%
Derivative Contracts[3,4]	(0.0)%
Cash Equivalents[5]	1.5%
Other Assets and Liabilities — Net[6]	3.0%
TOTAL	100.0%

At June 30, 2011, the Fund's sector composition7 for its equity securities was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	21.7%
Utilities	15.8%
Energy	13.9%
Consumer Staples	12.6%
Health Care	11.0%
Telecommunication Services	10.6%
Industrials	7.0%
Materials	3.0%
Consumer Discretionary	2.4%
Information Technology	2.0%
TOTAL	100.0%

1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Other Securities include purchased call options.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

3

Portfolio of Investments

June 30, 2011 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS – 32.0%
	Consumer Discretionary – 0.6%
5,655	Leggett and Platt, Inc.	137,869
3,115	National CineMedia, Inc.	52,675
9,295	Regal Entertainment Group	114,793
	TOTAL	305,337
	Consumer Staples – 4.9%
13,525	Altria Group, Inc.	357,195
1,600	British American Tobacco PLC, ADR	140,800
2,595	ConAgra Foods, Inc.	66,977
33,215	Foster's Group Ltd., Sponsored ADR	183,679
4,810	Heinz (H.J.) Co.	256,277
6,165	Imperial Tobacco Group PLC, ADR	410,404
3,805	Kimberly-Clark Corp.	253,261
1,180	Lorillard, Inc.	128,467
5,650	Philip Morris International, Inc.	377,250
11,515	Reynolds American, Inc.	426,631
	TOTAL	2,600,941
	Energy – 5.3%
12,015	ARC Resources Ltd.	311,571
5,915	Baytex Energy Corp.	323,333
10,905	Bonavista Energy Corp.	323,040
5,820	ConocoPhillips	437,606
6,930	Crescent Point Energy Corp.	320,255
4,520	Royal Dutch Shell PLC	321,508
7,215	Seadrill Ltd.	254,545
3,940	Ship Finance International Ltd.	70,999
2,275	Total SA, ADR	131,586
6,535	Vermilion Energy, Inc.	345,570
	TOTAL	2,840,013
	Financials – 3.7%
16,415	Brandywine Realty Trust	190,250
7,320	Cincinnati Financial Corp.	213,598
7,215	CommonWealth REIT	186,436
6,855	Government Properties Income Trust	185,222
19,110	Hospitality Properties Trust	463,417
4,035	Mack-Cali Realty Corp.	132,913
5,460	Mercury General Corp.	215,615
4,575	National Retail Properties, Inc.	112,133
8,425	Senior Housing Properties Trust	197,229
2,095	Sun Life Financial Services of Canada	63,018
	TOTAL	1,959,831
	Health Care – 4.8%
2,760	AstraZeneca Group PLC, ADR	138,193
13,496	Bristol-Myers Squibb Co.	390,844
14,860	GlaxoSmithKline PLC, ADR	637,494
11,630	Lilly (Eli) & Co.	436,474
10,445	Merck & Co., Inc.	368,604
Semi-Annual Shareholder Report
4

Shares or Principal Amount		Value
28,535	Pfizer, Inc.	587,821
	TOTAL	2,559,430
	Industrials – 2.6%
5,990	BAE Systems PLC, ADR	122,615
7,975	Deluxe Corp.	197,062
10,095	Donnelley (R.R.) & Sons Co.	197,963
33,080	General Electric Co.	623,889
5,140	Pitney Bowes, Inc.	118,169
1,780	United Parcel Service, Inc.	129,815
	TOTAL	1,389,513
	Information Technology – 0.8%
760	International Business Machines Corp.	130,378
2,395	Maxim Integrated Products, Inc.	61,216
3,660	Microchip Technology, Inc.	138,751
4,185	Paychex, Inc.	128,563
	TOTAL	458,908
	Materials – 0.4%
2,430	MeadWestvaco Corp.	80,944
5,910	RPM International, Inc.	136,048
	TOTAL	216,992
	Telecommunication Services – 4.6%
23,079	AT&T, Inc.	724,912
11,345	BCE, Inc.	445,745
10,475	CenturyLink, Inc.	423,504
13,175	Deutsche Telekom AG-ADR	205,925
10,835	Verizon Communications	403,387
9,675	Vodafone Group PLC, ADR	258,516
	TOTAL	2,461,989
	Utilities – 4.3%
6,900	Ameren Corp.	198,996
1,665	American Electric Power Co., Inc.	62,737
8,500	DPL, Inc.	256,360
4,025	DTE Energy Co.	201,330
1,685	FirstEnergy Corp.	74,393
3,905	Integrys Energy Group, Inc.	202,435
6,685	National Grid PLC, ADR	330,440
9,650	NiSource, Inc.	195,413
12,890	Pepco Holdings, Inc.	253,031
3,230	SCANA Corp.	127,165
10,735	Scottish & Southern Energy PLC, ADR	241,752
3,460	Southern Co.	139,715
	TOTAL	2,283,767
	TOTAL COMMON STOCKS (IDENTIFIED COST $15,222,682)	17,076,721
	PREFERRED STOCKS – 11.7%
	Consumer Discretionary – 0.5%
4,470	Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	248,621
	Consumer Staples – 0.6%
2,000	Bunge Ltd., Pfd., Conv. Pfd., 4.875%, 12/31/2049, Annual Dividend $4.88	200,700
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
10,705	[1,2]	Dole Food Automatic Exch, Conv. Pfd., 7.00%, 11/01/2012, Annual Dividend $0.88	133,277
		TOTAL	333,977
		Energy – 0.8%
2,900		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	191,168
4,800		El Paso Energy Capital Trust, Conv. Pfd., 4.75%, 3/31/2028, Annual Dividend $2.38	213,696
		TOTAL	404,864
		Financials – 5.8%
9,270		Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012, Annual Dividend $7.50	1,113,790
4,200	[3]	Credit Suisse Equity Linked Notes (PNC), Pfd., 3.00%, 4/14/2015	250,530
7,300		Hartford Financial, Conv., Conv. Bond, Series F, Pfd., 7.250%, 4/1/2013, Annual Dividend $1.81	190,238
3,700		New York Community Bancorp, Inc., Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	178,296
250		Wells Fargo Co, Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	265,000
3,500		Wintrust Financial Corp., Conv Pfd., 7.50% 12/15/2013, Annual Dividend $3.75	183,842
31,060		XL Capital, Ltd., Conv. Pfd, 10.75%, 8/15/2011, Annual Dividend $2.69	924,346
		TOTAL	3,106,042
		Industrials – 0.5%
6,300		Continental Finance Trust II, Conv. Pfd., 6.00%,11/15/2030, Annual Dividend $3.00	239,362
		Materials – 0.9%
9,905		Anglogold Ashanti Holding, Conv. Pfd. 6.00%, 9/15/2013, Annual Dividend $3.00	494,161
		Utilities – 2.6%
9,165		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	451,468
3,830		Great Plains Energy, Inc., Conv. Pfd, 12.00%, 06/15/2012, Annual Dividend $6.00	249,869
5,000		Nextera Energy Inc., Conv. Pfd. 8.375%, 6/1/2012, Annual Dividend $4.19	259,250
7,780		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	434,902
		TOTAL	1,395,489
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $6,179,127)	6,222,516
		Adjustable Rate Mortgage – 0.2%
$86,418		Federal National Mortgage Association, 5.790%, 9/1/2037 (IDENTIFIED COST $87,039)	92,824
		Corporate Bonds – 8.0%
		Banking – 0.2%
100,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 09/16/2020	95,750
		Broadcast Radio & TV – 0.4%
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	208,332
		Building Materials – 0.3%
150,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	164,250
		Cable & Wireless Television – 0.3%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 01/27/2020	172,350
		Capital Markets – 0.5%
216,000		MF Global Holdings Ltd., Conv. Bond, 9.000%, 06/20/2038	251,694
		Conglomerates – 0.4%
200,000		Votorantim, Series REGS, 6.625%, 9/25/2019	211,260
		Financial Institution — Banking – 0.3%
150,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.000%, 11/01/2039	150,353
		Insurance – 0.5%
214,000		Old Republic International Corp., Conv. Bond, 8.000%, 05/15/2012	241,146
		Marine – 0.2%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	112,833
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
		Metals & Mining – 0.2%
$100,000	[1,2]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.750%, 10/06/2017	114,120
		Mortgage Banks – 0.3%
150,000	[1,2]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 04/14/2015	161,250
		Oil & Gas – 2.1%
200,000		Ecopetrol SA, Note, 7.625%, 07/23/2019	240,500
82,803		Gazprom International SA, Series REGS, 7.201%, 02/01/2020	91,191
250,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 04/28/2034	312,812
150,000		PEMEX, Company Guarantee, Series WI, 8.000%, 5/03/2019	185,733
250,000		Petrobras, Company Guarantee, 7.875%, 3/15/2019	303,816
		TOTAL	1,134,052
		Telecommunications & Cellular – 1.1%
100,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	104,250
200,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	187,810
100,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	105,850
200,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 03/01/2022	201,200
		TOTAL	599,110
		Utilities – 1.2%
150,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	155,062
260,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	305,175
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	176,803
		TOTAL	637,040
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,009,121)	4,253,540
		Foreign Governments/Agencies – 14.2%
		Sovereign – 14.2%
263,454		Argentina, Government of, Note, Series $dis, 8.280%, 12/31/2033	232,498
1,500,000		Argentina, Government of, Note, Series $GDP, 1.000%, 12/15/2035	196,500
400,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	394,800
70,000		Brazil, Government of, Bond, 8.250%, 01/20/2034	96,601
184,333		Brazil, Government of, Note, 8.000%, 01/15/2018	221,569
200,000		Brazil, Government of, Unsub., 11.000%, 08/17/2040	273,400
300,000		Colombia, Government of, Note, 7.375%, 01/27/2017	369,750
350,000	[1,2]	Indonesia, Government of, Series 144A, 8.500%, 10/12/2035	469,875
400,000		Indonesia, Government of, Series REGS, 6.625%, 02/17/2037	442,220
400,000		Panama, Government of, 6.700%, 01/26/2036	469,547
386,000		Peru, Government of, 6.550%, 03/14/2037	430,390
250,000		Peru, Government of, Sr. Unsecd. Note, Series REGS, 7.840%, 08/12/2020	100,174
839,050		Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	989,492
100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 05/27/2019	119,750
100,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	100,500
350,000		Turkey, Government of, 7.000%, 9/26/2016	403,375
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	178,575
500,000		United Mexican States, Note, 5.125%, 01/15/2020	538,064
350,000		Uruguay, Government of, 7.625%, 3/21/2036	444,500
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	129,750
900,000		Venezuela, Government of, 9.375%, 01/13/2034	643,500
480,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	312,480
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $6,505,054)	7,557,310
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value
		Mortgage-Backed Securities – 5.2%
		Federal Home Loan Mortgage Corporation – 4.6%
$233,463		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	252,536
127,170		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	142,890
249,040		Federal Home Loan Mortgage Corp. Pool A88194, 5.500%, 30 Year, 9/1/2039	268,802
396,743		Federal Home Loan Mortgage Corp. Pool A96406, 4.000%, 30 Year, 1/1/2041	396,482
469,316		Federal Home Loan Mortgage Corp. Pool C03424, 6.000%, 30 Year, 10/1/2039	514,797
141,078		Federal Home Loan Mortgage Corp. Pool G04468, 5.000%, 30 Year, 7/1/2038	149,748
245,477		Federal Home Loan Mortgage Corp. Pool G08402, 5.000%, 30 Year, 6/1/2040	260,333
187,468		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 3/1/2023	198,938
246,214		Federal Home Loan Mortgage Corp. Pool J14732, 4.000%, 15 Year, 3/1/2026	256,382
		TOTAL	2,440,908
		Federal National Mortgage Association – 0.6%
294,632		Federal National Mortgage Association Pool AD1998, 5.000%, 30 Year, 1/1/2040	312,946
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,666,943)	2,753,854
		Purchased CALL Options – 0.0%
2,300,000		EURO PUT/USD CALL, Strike Price $1.15, Expiration Date 12/30/2011	4,600
2,300,000		GBP PUT/USD CALL, Strike Price $1.35 Expiration Date 12/30/2011	3,450
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $41,688)	8,050
		U.S. Treasury – 0.2%
82,143		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2041 (IDENTIFIED COST $87,440)	89,324
		MUTUAL FUND – 24.4%
1,946,090	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $11,548,990)	13,038,802
		Repurchase Agreement – 1.4%
769,000		Interest in $5,180,000,000 joint repurchase agreement 0.050%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,285,257,156. (AT COST)	769,000
		TOTAL INVESTMENTS — 97.3% (IDENTIFIED COST $47,117,084)[5]	51,861,941
		OTHER ASSETS AND LIABILITIES-NET — 2.7%[6]	1,455,874
		TOTAL NET ASSETS — 100%	$53,317,815

At June 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3] United States Treasury Note 5-Year Short Futures	38	$4,529,422	September 2011	$(2,895)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $2,306,006, which represented 4.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $2,201,756, which represented 4.1% of total net assets.
3	Non-income producing security.
4	Affiliated holding.
5	The cost of investments for federal tax purposes amounts to $47,123,017.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$11,495,733	$ —	$ —	$11,495,733
International	5,580,988	—	—	5,580,988
Preferred Stocks
Domestic	3,801,844	801,465[1]	—	4,603,309
International	1,619,207	—	—	1,619,207
Debt Securities:
Adjustable Rate Mortgage	—	92,824	—	92,824
Corporate Bonds	—	4,253,540	—	4,253,540
Foreign Governments/Agencies	—	7,557,310	—	7,557,310
Mortgage-Backed Securities	—	2,753,854	—	2,753,854
U.S. Treasury	—	89,324	—	89,324
Purchased Call Options	—	8,050	—	8,050
Mutual Fund	13,038,802	— -	—	13,038,802
Repurchase Agreement	—	769,000	—	769,000
TOTAL SECURITIES	$35,536,574	$16,325,367	$ —	$51,861,941
OTHER FINANCIAL INSTRUMENTS[2]	$(2,895)	$ —	$ —	$(2,895)
1	Includes $194,250 of a security transferred from Level 1 to Level 2 because the security ceased trading during the period and fair value was obtained using valuation techniques utilizing observable market data. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $13,038,802 of investments in an affiliated holding (Note 5) (identified cost $47,117,084)		$51,861,941
Cash		846,281
Cash denominated in foreign currencies (identified cost $147,415)		154,384
Income receivable		425,334
Receivable for investments sold		88,401
Receivable for shares sold		8,090
Receivable for daily variation margin		11,578
TOTAL ASSETS		53,396,009
Liabilities:
Payable for shares redeemed	$46,536
Payable for custodian fees	4,019
Payable for transfer and dividend disbursing agent fees and expenses	2,655
Payable for auditing fees	13,761
Payable for portfolio accounting fees	6,353
Payable for printing and postage	3,531
Accrued expenses	1,339
TOTAL LIABILITIES		78,194
Net assets for 5,773,079 shares outstanding		$53,317,815
Net Assets Consist of:
Paid-in capital		$56,990,427
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		4,749,145
Accumulated net realized loss on investments, written options, swap contracts and foreign currency transactions		(10,421,876)
Undistributed net investment income		2,000,119
TOTAL NET ASSETS		$53,317,815
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$53,317,815 ÷ 5,773,079 shares outstanding, no par value, unlimited shares authorized		$9.24

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Dividends (including $1,072,004 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $15,499)			$1,758,429
Interest			538,507
TOTAL INCOME			2,296,936
Expenses:
Investment adviser fee (Note 5)		$202,884
Administrative fee (Note 5)		74,384
Custodian fees		8,094
Transfer and dividend disbursing agent fees and expenses		8,193
Directors'/Trustees' fees		1,205
Auditing fees		13,761
Legal fees		3,742
Portfolio accounting fees		42,646
Printing and postage		18,848
Insurance premiums		2,081
Miscellaneous		1,968
TOTAL EXPENSES		377,806
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(58,678)
Waiver of administrative fee (Note 5)	(12,126)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(191)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(70,995)
Net expenses			306,811
Net investment income			1,990,125
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain/loss on investments and foreign currency transactions (including realized gain of $242,919 on investments in an affiliated holding (Note 5))			1,568,034
Net realized loss on swap contracts			(9,708)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(924,342)
Net change in unrealized depreciation of futures contracts			(2,895)
Net change in unrealized depreciation of swap contracts			10,018
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			641,107
Change in net assets resulting from operations			$2,631,232

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,990,125	$2,270,870
Net realized gain on investments, written options, swap contracts and foreign currency transactions	1,558,326	3,460,069
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(917,219)	(28,500)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,631,232	5,702,439
Distributions to Shareholders:
Distributions from net investment income	(2,077,694)	(2,161,759)
Share Transactions:
Proceeds from sale of shares	1,917,994	5,935,057
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Equity Income Fund II	—	19,979,519
Net asset value of shares issued to shareholders in payment of distributions declared	2,077,694	2,161,759
Cost of shares redeemed	(5,681,297)	(14,079,899)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,685,609)	13,996,436
Change in net assets	(1,132,071)	17,537,116
Net Assets:
Beginning of period	54,449,886	36,912,770
End of period (including undistributed net investment income of $2,000,119 and $2,087,688, respectively)	$53,317,815	$54,449,886

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Income Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

On March 12, 2010, the Fund acquired all of the net assets of Federated Equity Income Fund II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios managed by Federated Equity Management Company of Pennsylvania with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2010, are as follows:

Net investment income*	$2,468,243
Net realized and unrealized gain on investments, written options and swap contracts	$3,614,861
Net increase in net assets resulting from operations	$6,083,104
*	Net investment income includes $1,562 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since March 12, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,375,696	$19,979,519	$2,070,856	$36,300,833	$56,280,352
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security; information obtained by contacting the issuer; analysis of the issuer's financial statements or other available documents; fundamental analytical data; the nature and duration of restrictions on disposition; the movement of the market in which the security is normally traded; and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	11/23/2009	$98,625	$104,250

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

At June 30, 2011, the Fund had no outstanding swap contracts.

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Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund buys or sells put and call options to provide income and protection from extreme reductions in the market value of certain securities. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At June 30, 2011, the Fund had no outstanding written option contracts.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(2,895)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$(9,708)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Options Purchased	Total
Credit contracts	$10,018	$ —	$ —	$10,018
Interest rate contracts	—	(2,895)	—	(2,895)
Foreign exchange contracts	—	—	(33,638)	(33,638)
TOTAL	$10,018	$(2,895)	$(33,638)	$(26,515)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2011	Year Ended 12/31/2010
Shares sold	207,257	700,644
Shares issued in connection with the tax-free transfer of assets from Federated Equity Income Fund II	—	2,375,696
Shares issued to shareholders in payment of distributions declared	230,343	257,693
Shares redeemed	(615,389)	(1,641,687)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(177,789)	1,692,346

4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $47,123,017. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and futures contracts was $4,738,924. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,240,584 and net unrealized depreciation from investments for those securities having an excess of cost over value of $501,660.

At December 31, 2010, the Fund had a capital loss carryforward of $11,143,689 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$2,501,645
2016	$5,924,422
2017	$2,717,622

As a result of the tax-free transfer of assets from Federated Equity Income Fund II, the utilization of certain capital loss carryforwards listed above may be limited.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, the Adviser voluntarily waived $19,637 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2011, the Sub-Adviser earned a fee of $35,251.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, FAS waived $12,126 of its fee. The net fee paid to FAS was 0.230% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.13% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended June 30, 2011, the Adviser reimbursed $39,041. Transactions involving the affiliated holding during the six months ended June 30, 2011, were as follows:

Federated High Income Bond Fund II, Primary Shares
Balance of Shares Held 12/31/2010	2,016,405
Purchases/Additions	328,104
Sales/Reductions	398,419
Balance of Shares Held 6/30/2011	1,946,090
Value	$13,038,802
Dividend Income	$1,072,004

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2011, the Fund's expenses were reduced by $191 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2011, were as follows:

Purchases	$11,052,383
Sales	$15,403,067
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8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2011, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	37.8%
Great Britain	4.9%
Canada	4.0%
Brazil	2.7%
Russia	2.6%
Indonesia	2.5%
Mexico	2.1%
Venezuela	1.8%
Switzerland	1.7%
Argentina	1.5%
Bermuda	1.2%
Colombia	1.2%
Peru	1.2%
Turkey	1.1%
Uruguay	1.1%
Panama	0.9%
Germany	0.4%
Netherlands	0.4%
Qatar	0.4%
Australia	0.3%
France	0.3%
Philippines	0.3%
United Arab Emirates	0.3%
El Salvador	0.2%
Marshall Islands	0.2%
South Africa	0.2%
Sri Lanka	0.2%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

11. SUBSEQUENT EVENTS

On April 14, 2011, the Trustees approved the reorganization of Managed Portfolio, a portfolio of EquiTrust Variable Insurance Series Fund, into the Fund. The transfer of assets from Managed Portfolio into the Fund occurred after the close of business on July 15, 2011.

Additionally, the May 1, 2012 date in the definition of “Termination Date,” as presented on page 18 of this Semi-Annual Report under the section entitled “Expense Limitation”, shall be deemed changed to June 1, 2012.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2011

FEDERATED CAPITAL INCOME FUND II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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20

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Capital Income Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916108

G00433-03 (8/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2011

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.50	$11.45	$11.45	$11.53	$11.34	$11.36
Income From Investment Operations:
Net investment income	0.19[1]	0.37[1]	0.54	0.56	0.54	0.52
Net realized and unrealized gain (loss) on investments	0.05	0.20	0.03	(0.08)	0.15	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.57	0.57	0.48	0.69	0.45
Less Distributions:
Distributions from net investment income	(0.48)	(0.52)	(0.57)	(0.56)	(0.50)	(0.47)
Net Asset Value, End of Period	$11.26	$11.50	$11.45	$11.45	$11.53	$11.34
Total Return[2]	2.15%	5.17%	5.21%	4.28%	6.29%	4.14%
Ratios to Average Net Assets:
Net expenses	0.74%[3]	0.74%	0.74%	0.73%	0.74%	0.72%
Net investment income	3.43%[3]	3.25%	3.64%	4.30%	4.74%	4.54%
Expense waiver/reimbursement[4]	0.02%[3]	0.01%	0.01%	0.00%[5]	0.00%[5]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$285,812	$306,894	$342,705	$393,172	$422,254	$407,704
Portfolio turnover	59%	138%	165%	163%	226%	217%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	12%	41%	39%	25%	53%	109%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,021.50	$3.71
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.12	$3.71
1	Expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Portfolio of Investments Summary Table (unaudited)

At June 30, 2011, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	70.1%
Non-Agency Mortgage-Backed Securities	12.1%
U.S. Treasury Securities	11.7%
U.S. Government Agency Securities	8.7%
FDIC-Guaranteed Debt	1.8%
Repurchase Agreements — Collateral[2]	7.2%
Other Assets and Liabilities — Net[3]	(11.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury OBLIGATIONS – 11.7%
$1,250,000		United States Treasury Bonds, 4.375%, 5/15/2040	1,249,414
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	521,122
3,000,000		United States Treasury Notes, 1.875%, 6/15/2012	3,047,227
4,000,000		United States Treasury Notes, 2.625%, 6/30/2014	4,214,168
4,500,000		United States Treasury Notes, 2.750%, 2/15/2019	4,541,836
7,500,000		United States Treasury Notes, 3.250%, 12/31/2016	7,997,461
6,167,460		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	6,407,412
5,199,100		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	5,578,472
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $32,353,786)	33,557,112
		GOVERNMENT AGENCIES – 8.7%
2,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	2,005,286
1,000,000		Federal Farm Credit System, 5.750%, 12/7/2028	1,149,200
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,442,660
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,580,972
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	91,691
5,000,000		Federal National Mortgage Association, 3.000%, 9/29/2014	5,030,740
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	1,982,905
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,699,977
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $23,508,486)	24,983,431
		Mortgage-Backed Securities – 60.6%
		Federal Home Loan Mortgage Corporation – 32.6%
14,750,000	[1]	Federal Home Loan Mortgage Corp., 4.000%, 7/1/2026 - 7/1/2041	15,044,433
30,181,683	[1]	Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 7/1/2041	31,327,257
15,970,071		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2040	17,043,102
19,628,842		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 3/1/2040	21,261,469
5,546,788		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	6,102,401
731,304		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 5/1/2031	824,143
1,197,273		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,364,918
111,464		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	127,899
16,910		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	19,542
8,546		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	9,836
		TOTAL	93,125,000
		Federal National Mortgage Association – 17.6%
5,627,450		Federal National Mortgage Association, 3.500%, 1/1/2021	5,835,319
7,249,538	[1]	Federal National Mortgage Association, 4.500%, 12/1/2019 - 7/1/2041	7,537,221
9,768,808		Federal National Mortgage Association, 5.000%, 1/1/2030 - 11/1/2035	10,418,875
12,855,998		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	13,963,607
10,185,848		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2038	11,175,941
574,454		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	649,564
565,852		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	641,276
34,420		Federal National Mortgage Association, 7.500%, 5/1/2015 - 2/1/2030	38,989
29,477		Federal National Mortgage Association, 8.000%, 7/1/2030	33,885
		TOTAL	50,294,677
		Government National Mortgage Association – 10.4%
14,047,699		Government National Mortgage Association, 4.500%, 6/20/2039 - 8/20/2040	14,809,292
2,066,867		Government National Mortgage Association, 5.000%, 7/15/2034	2,252,795
1,767,064		Government National Mortgage Association, 5.500%, 5/20/2035	1,952,150
Semi-Annual Shareholder Report
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Principal Amount			Value
$8,354,809		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	9,288,745
1,194,819		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,357,570
52,908		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	61,061
3,273		Government National Mortgage Association, 8.000%, 4/15/2030	3,793
17,577		Government National Mortgage Association, 9.500%, 11/15/2016	19,737
		TOTAL	29,745,143
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $163,166,549)	173,164,820
		Collateralized Mortgage Obligations – 11.7%
1,958,047		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	2,001,253
2,297,661		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,106,448
1,009,126		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	874,659
544,608		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	562,950
4,496,872	[2]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.537%, 4/15/2036	4,474,538
1,349,376	[2]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.497%, 6/15/2036	1,342,383
642,263	[2]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.587%, 8/15/2036	640,620
3,715,187		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	3,809,416
982,382	[2]	Federal National Mortgage Association REMIC 2006-43 FL, 0.586%, 6/25/2036	980,146
2,056,978	[2]	Federal National Mortgage Association REMIC 2006-58 FP, 0.486%, 7/25/2036	2,047,831
2,846,227	[2]	Federal National Mortgage Association REMIC 2006-81 FB, 0.536%, 9/25/2036	2,837,877
3,187,326	[2]	Federal National Mortgage Association REMIC 2006-85 PF, 0.566%, 9/25/2036	3,173,978
874,077	[2]	Federal National Mortgage Association REMIC 2006-93 FM, 0.566%, 10/25/2036	871,035
842,363		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	815,767
1,670,704	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.386%, 5/19/2047	926,792
806,475		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	819,612
1,945,801		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,963,936
2,478,945		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,268,416
1,313,122	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.348%, 1/25/2046	856,005
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $34,982,050)	33,373,662
		Commercial Mortgage-Backed Securities – 9.9%
2,947,009		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	2,966,956
2,784,879	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,807,591
1,500,000		Federal Home Loan Mortgage Corp., Class A2, 3.292%, 3/15/2044	1,507,818
2,100,000		Federal Home Loan Mortgage Corp., Class A2, 3.341%, 7/15/2046	2,100,337
2,650,000		Federal Home Loan Mortgage Corp., Class A2, 3.386%, 6/1/2016	2,653,206
2,469,675		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,548,700
2,447,520	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,530,763
2,888,871	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,873,386
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,284,681
4,988,523		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	4,964,515
1,896,932	[3,4]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 10/17/2057	1,903,674
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $28,206,973)	28,141,627
		FDIC-GUARANTEED DEBT – 1.8%
5,000,000		General Electric Capital Corp., 3.000%, 12/9/2011 (IDENTIFIED COST $5,029,842)	5,060,725
Semi-Annual Shareholder Report
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Principal Amount			Value
		Repurchase Agreements – 7.2%
$5,185,000	[2]	Interest in $5,180,000,000 joint repurchase agreement 0.05%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,285,257,156.	5,185,000
7,205,000	[2,5]	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 6/13/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,129,167 on 7/14/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $1,536,627,308.	7,205,000
8,223,000	[2,5]	Interest in $227,765,000 joint repurchase agreement 0.10%, dated 6/16/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $227,785,878 on 7/19/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $233,255,903.	8,223,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	20,613,000
		TOTAL INVESTMENTS — 111.6% (IDENTIFIED COST $307,860,686)[6]	318,894,377
		OTHER ASSETS AND LIABILITIES - NET — (11.6)%[7]	(33,082,394)
		TOTAL NET ASSETS — 100%	$285,811,983
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $10,115,414, which represented 3.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $10,115,414, which represented 3.5% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $306,641,790.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is a result of dollar-roll transactions as of June 30, 2011.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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6

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets:
Total investments in securities, at value (identified cost $307,860,686)		$318,894,377
Cash		650
Income receivable		1,213,659
Receivable for shares sold		178,730
TOTAL ASSETS		320,287,416
Liabilities:
Payable for investments purchased	$33,794,627
Payable for shares redeemed	655,715
Accrued expenses	25,091
TOTAL LIABILITIES		34,475,433
Net assets for 25,382,604 shares outstanding		$285,811,983
Net Assets Consist of:
Paid-in capital		$272,756,233
Net unrealized appreciation of investments		11,033,691
Accumulated net realized loss on investments and futures contracts		(2,999,800)
Undistributed net investment income		5,021,859
TOTAL NET ASSETS		$285,811,983
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$285,811,983 ÷ 25,382,604 shares outstanding, no par value, unlimited shares authorized		$11.26

See Notes which are an integral part of the Financial Statements

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7

Statement of Operations

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Interest			$6,110,314
Expenses:
Investment adviser fee (Note 5)		$878,498
Administrative fee (Note 5)		114,351
Custodian fees		12,191
Transfer and dividend disbursing agent fees and expenses		8,369
Directors'/Trustees' fees		2,405
Auditing fees		10,414
Legal fees		3,284
Portfolio accounting fees		60,263
Printing and postage		28,610
Insurance premiums		2,334
Miscellaneous		1,166
TOTAL EXPENSES		1,121,885
Waivers (Note 5):
Waiver of investment adviser fee	$(28,303)
Waiver of administrative fee	(2,928)
TOTAL WAIVERS		(31,231)
Net expenses			1,090,654
Net investment income			5,019,660
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,928,156
Net change in unrealized appreciation of investments			(661,172)
Net realized and unrealized gain on investments			1,266,984
Change in net assets resulting from operations			$6,286,644

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,019,660	$10,785,642
Net realized gain on investments	1,928,156	3,921,565
Net change in unrealized appreciation/depreciation of investments	(661,172)	2,428,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,286,644	17,135,808
Distributions to Shareholders:
Distributions from net investment income	(12,275,774)	(15,265,110)
Share Transactions:
Proceeds from sale of shares	8,729,765	31,901,638
Net asset value of shares issued to shareholders in payment of distributions declared	12,275,774	15,265,110
Cost of shares redeemed	(36,098,665)	(84,848,058)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,093,126)	(37,681,310)
Change in net assets	(21,082,256)	(35,810,612)
Net Assets:
Beginning of period	306,894,239	342,704,851
End of period (including undistributed net investment income of $5,021,859 and $12,277,973, respectively)	$285,811,983	$306,894,239

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2011	Year Ended 12/31/2010
Shares sold	770,529	2,794,218
Shares issued to shareholders in payment of distributions declared	1,107,922	1,371,528
Shares redeemed	(3,188,160)	(7,408,907)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,309,709)	(3,243,161)

4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $306,641,790. The net unrealized appreciation of investments for federal tax purposes was $12,252,587. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,388,318 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,135,731.

At December 31, 2010, the Fund had a capital loss carryforward of $6,085,637 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$2,036,982
2015	$1,466,786
2017	$2,581,869

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, the Adviser voluntarily waived $28,303 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,928 of its fee.

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Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.80% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2011, were as follows:

Purchases	$12,027,167
Sales	$13,224,023

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

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13

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed fund FOR U.S. GOVERNMENT SECURITIES ii (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Semi-Annual Shareholder Report

14

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Semi-Annual Shareholder Report

15

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
16

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
17

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
18

Federated Fund for U.S. Government Securities II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916207

G00433-01 (8/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2011

Share Class
Primary Shares
Service Shares

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.03	$6.67	$5.03	$7.49	$7.85	$7.74
Income From Investment Operations:
Net investment income	0.26[1]	0.56[1]	0.55[1]	0.58[1]	0.55[1]	0.58[1]
Net realized and unrealized gain (loss) on investments	0.03	0.36	1.78	(2.37)	(0.29)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.92	2.33	(1.79)	0.26	0.78
Less Distributions:
Distributions from net investment income	(0.62)	(0.56)	(0.69)	(0.67)	(0.62)	(0.67)
Net Asset Value, End of Period	$6.70	$7.03	$6.67	$5.03	$7.49	$7.85
Total Return[2]	4.23%	14.73%	52.85%	(25.99)%	3.43%	10.80%
Ratios to Average Net Assets:
Net expenses	0.79%[3]	0.78%	0.78%	0.79%	0.77%	0.77%
Net investment income	7.71%[3]	8.41%	9.64%	8.96%	7.29%	7.66%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.02%	0.00%[5]	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$155,250	$164,640	$168,092	$117,303	$196,470	$236,432
Portfolio turnover	19%	45%	33%	15%	31%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.00	$6.65	$5.01	$7.45	$7.81	$7.70
Income From Investment Operations:
Net investment income	0.25[1]	0.54[1]	0.53[1]	0.56[1]	0.53[1]	0.56[1]
Net realized and unrealized gain (loss) on investments	0.03	0.36	1.78	(2.35)	(0.28)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.90	2.31	(1.79)	0.25	0.76
Less Distributions:
Distributions from net investment income	(0.60)	(0.55)	(0.67)	(0.65)	(0.61)	(0.65)
Net Asset Value, End of Period	$6.68	$7.00	$6.65	$5.01	$7.45	$7.81
Total Return[2]	4.14%	14.38%	52.47%	(26.09)%	3.19%	10.57%
Ratios to Average Net Assets:
Net expenses	1.04%[3]	1.03%	1.03%	1.04%	1.02%	1.02%
Net investment income	7.46%[3]	8.16%	9.39%	8.68%	7.04%	7.42%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.02%	0.00%[5]	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$82,001	$84,800	$81,866	$55,262	$89,486	$97,175
Portfolio turnover	19%	45%	33%	15%	31%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,042.30	$4.00
Service Shares	$1,000	$1,041.40	$5.26
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.88	$3.96
Service Shares	$1,000	$1,019.64	$5.21
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.79%
Service Shares	1.04%

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At June 30, 2011, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Technology	11.0%
Health Care	9.3%
Media — Non-Cable	7.5%
Energy	6.3%
Financial Institutions	6.2%
Automotive	5.8%
Retailers	5.3%
Consumer Products	4.6%
Gaming	4.5%
Industrial — Other	4.3%
Food & Beverage	4.0%
Wireless Communications	3.5%
Other[2]	26.2%
Cash Equivalents[3]	0.3%
Other Assets and Liabilities — Net[4]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 98.0%
		Aerospace/Defense – 1.7%
$600,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	615,000
575,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	598,000
650,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	685,750
275,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	288,750
518,656	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	567,928
1,225,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 7.75%, 12/15/2018	1,292,375
		TOTAL	4,047,803
		Automotive – 5.6%
250,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	255,000
325,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	364,000
175,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	171,063
315,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	344,925
475,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	535,562
450,000	[1,2]	Chrysler Group LLC, Bond, Series 144A, 8.00%, 6/15/2019	444,375
925,000	[1,2]	Chrysler Group LLC, Bond, Series 144A, 8.25%, 6/15/2021	911,125
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	450,500
100,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	99,500
100,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	99,125
725,000	[1,2]	Exide Technologies, Sr. Secd. Note, Series 144A, 8.625%, 2/1/2018	757,625
275,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	288,029
250,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	270,665
400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	438,977
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	265,947
1,950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,196,546
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	290,376
825,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	847,687
100,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	101,000
100,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	101,250
100,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	108,000
100,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	108,250
175,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	188,125
600,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	649,500
375,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	387,188
625,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	693,750
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	460,125
150,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	157,875
350,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	378,875
700,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	724,500
		TOTAL	13,089,465
		Building Materials – 1.9%
100,000	[1,2]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	96,625
500,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, Series 144A, 9.125%, 11/1/2017	500,000
100,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	100,750
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	317,250
250,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	254,375
475,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	474,406
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$250,000	[1,2]	Norcraft Cos. L.P., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 12/15/2015	255,000
900,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	918,000
400,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	402,000
750,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	697,500
500,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, Series 144A, 8.25%, 2/15/2018	476,250
		TOTAL	4,492,156
		Chemicals – 3.4%
150,000		Celanese US Holdings LLC, Company Guarantee, 6.625%, 10/15/2018	159,000
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	356,687
225,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	234,562
875,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	914,375
425,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	437,750
700,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	692,125
500,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	546,250
425,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	465,375
400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	429,000
500,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	512,500
300,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	329,250
100,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	103,000
50,000	[1,2]	Omnova Solutions, Inc., Sr. Note, Series 144A, 7.875%, 11/1/2018	48,313
332,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	348,185
625,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	681,250
450,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	483,750
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	741,000
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	258,047
250,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	259,375
		TOTAL	7,999,794
		Construction Machinery – 1.0%
250,000	[1,2]	Case New Holland, Sr. Note, Series 144A, 7.875%, 12/1/2017	276,250
200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	200,000
304,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	313,120
325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	357,500
250,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	280,000
900,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	915,750
		TOTAL	2,342,620
		Consumer Products – 4.6%
603,678		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	748,561
425,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	500,438
600,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	664,500
875,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	913,281
550,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	599,500
315,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	343,350
475,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	499,938
500,000	[1,2]	Scotts Miracle-Gro Co., Sr. Note, Series 144A, 6.625%, 12/15/2020	513,750
1,525,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,536,437
1,050,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	1,107,750
1,151,690		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,278,376
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$250,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, Series 144A, 9.50%, 6/15/2018	275,000
1,750,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,820,000
		TOTAL	10,800,881
		Energy – 6.3%
925,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	943,500
1,050,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,055,250
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	125,938
150,000	[1,2]	Brigham Exploration Co., Sr. Note, Series 144A, 6.875%, 6/1/2019	149,625
775,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	703,312
825,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	940,500
525,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	569,625
925,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	981,656
200,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	233,000
400,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	439,000
400,000	[1,2]	Compagnie Generale de Geophysique Veritas, Sr. Note, Series 144A, 6.50%, 6/1/2021	388,000
450,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	465,750
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	682,500
300,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	302,625
450,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	466,875
275,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	272,250
350,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	350,875
249,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	272,655
700,000	[1,2]	Forbes Energy Services Ltd., Company Guarantee, Series 144A, 9.00%, 6/15/2019	693,000
775,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, Series 144A, 7.75%, 11/1/2015	802,125
225,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	223,313
400,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	436,000
300,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	313,500
650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	682,500
900,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	928,125
450,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	487,869
225,000	[1,2]	Sesi LLC, Sr. Note, Series 144A, 6.375%, 5/1/2019	223,313
675,000	[1,2]	W&T Offshore, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	685,125
		TOTAL	14,817,806
		Entertainment – 1.7%
900,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	965,250
925,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,017,500
75,000	[1,2]	Cinemark USA, Inc., Sr. Sub. Note, Series 144A, 7.375%, 6/15/2021	75,000
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
450,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	474,750
700,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	836,500
550,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	614,625
		TOTAL	3,983,625
		Financial Institutions – 5.9%
250,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	262,500
525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	570,938
925,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	985,125
425,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	476,000
1,500,000	[1,2]	Ally Financial, Inc., Series 144A, 6.25%, 12/1/2017	1,494,769
5,050,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	5,050,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	147,794
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	146,703
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	270,625
600,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	652,500
1,975,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	2,165,094
1,800,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,849,500
		TOTAL	14,071,548
		Food & Beverage – 4.0%
650,000	[1,2]	Aramark Corp., 8.625%, 5/1/2016	664,625
1,100,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,148,125
500,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	528,750
375,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	380,625
125,000	[1,2]	Darling International, Inc., Company Guarantee, Series 144A, 8.50%, 12/15/2018	135,625
1,075,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,069,625
850,000	[1,2]	Dean Foods Co., Sr. Note, Series 144A, 9.75%, 12/15/2018	907,375
1,200,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	1,290,000
1,050,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,094,625
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	642,750
600,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	625,500
925,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	901,875
		TOTAL	9,389,500
		Gaming – 4.5%
617,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	647,850
450,000	[1,2]	Ameristar Casinos, Inc., Sr. Note, Series 144A, 7.50%, 4/15/2021	466,313
1,100,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	1,130,250
1,250,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,385,937
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,147,500
1,925,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,838,375
200,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	229,500
225,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	247,500
875,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	960,313
325,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	342,875
600,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	597,000
825,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	811,635
150,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	156,000
725,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	750,375
		TOTAL	10,711,423
		Health Care – 9.3%
900,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	941,625
400,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	416,000
975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,038,375
2,250,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,503,125
950,000	[1,2]	CDRT Merger Sub Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2019	952,375
1,075,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,099,188
375,000	[1,2]	DJO Finance LLC, Sr. Note, Series 144A, 7.75%, 4/15/2018	375,000
225,000	[1,2]	DJO Finance LLC, Sr. Sub. Note, Series 144A, 9.75%, 10/15/2017	229,500
425,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	445,188
350,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	364,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	659,750
3,265,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	3,481,306
700,000	[1,2]	Iasis Healthcare, Sr. Note, Series 144A, 8.375%, 5/15/2019	693,000
675,000	[1,2]	Inventiv Health Inc., Series 144A, 10.00%, 8/15/2018	641,250
1,175,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,254,312
1,050,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	1,080,188
200,000	[1,2]	STHI Holding Corp., Series 144A, 8.00%, 3/15/2018	204,000
1,075,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,128,750
250,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.778%, 6/1/2015	241,250
950,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	983,250
125,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, Series 144A, 8.50%, 6/1/2015	129,375
1,795,625		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	1,885,406
1,225,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,270,937
		TOTAL	22,018,025
		Industrial - Other – 4.3%
550,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	594,000
275,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	290,125
250,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	263,750
500,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	558,750
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	540,750
700,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	724,500
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	899,062
225,000	[1,2]	Griffon Corp., Company Guarantee, Series 144A, 7.125%, 4/1/2018	226,969
650,000	[1,2]	International Wire Group Holdings, Inc. , Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	689,000
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	1,134,187
750,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	753,750
375,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	407,813
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	614,250
825,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	875,531
550,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	610,500
550,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	596,063
250,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	270,938
120,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	129,300
		TOTAL	10,179,238
		Media - Cable – 1.4%
175,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	182,875
250,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	260,312
425,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	449,969
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	108,500
375,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	388,125
200,000	[1,2]	Charter Communications Holdings II, Sr. Note, Series 144A, 7.00%, 1/15/2019	206,500
425,000	[1,2]	Crown Media Holdings, Inc., Company Guarantee, Series 144A, 10.50%, 7/15/2019	439,875
400,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	441,000
825,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	936,375
		TOTAL	3,413,531
		Media - Non-Cable – 7.5%
225,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	235,688
125,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, Series 144A, 7.75%, 12/15/2018	133,438
1,125,000	[1,2]	Clear Channel Communications, Inc., Gtd. Note, Series 144A, 9.00%, 3/1/2021	1,082,812
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$850,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	930,750
125,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	136,563
550,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	533,500
500,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	520,000
975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	1,082,250
900,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	891,000
1,575,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	20,672
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	478,125
800,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	796,000
525,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	523,031
675,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	717,187
275,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	289,437
925,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	941,187
300,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	304,875
1,075,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	1,210,719
50,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	55,813
850,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, Series 144A, 11.375%, 11/15/2014	735,250
981,391		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	976,484
350,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	348,250
250,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	263,750
650,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	669,500
1,050,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,165,500
750,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	830,625
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,673,750
275,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	288,750
		TOTAL	17,834,906
		Metals & Mining – 0.2%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
525,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	513,188
		TOTAL	513,263
		Packaging & Containers – 3.0%
450,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	475,875
325,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	324,188
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	383,687
897,502	[1,2]	Bway Holding Co., Sr. PIK Deb., Series 144A, 10.12%, 11/1/2015	901,990
275,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	294,594
200,000	[1,2]	Crown Americas, LLC, Sr. Note, Series 144A, 6.25%, 2/1/2021	203,000
650,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	728,000
400,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	447,000
125,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	135,625
775,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	790,500
775,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	765,312
300,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	297,750
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	199,500
975,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	1,021,312
250,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	235,000
		TOTAL	7,203,333
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Paper – 1.4%
$375,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	409,687
300,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	313,875
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	103,000
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	197,094
225,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	247,500
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	213,000
770,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	781,550
250,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	252,500
800,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	868,000
		TOTAL	3,386,206
		Restaurants – 1.7%
1,175,000	[1,2]	DineEquity Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/30/2018	1,280,750
735,000	[1,2]	Dunkin' Finance Corp., Sr. Note, Series 144A, 9.625%, 12/1/2018	745,099
1,125,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	1,147,500
850,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.747%, 3/15/2014	799,000
		TOTAL	3,972,349
		Retailers – 5.3%
225,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	257,625
750,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	813,750
925,000	[1,2]	Gymboree Corp., Sr. Note, Series 144A, 9.125%, 12/1/2018	874,125
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	245,000
900,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	911,250
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	830,125
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	134,660
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	226,375
1,000,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,067,500
550,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	580,250
400,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	426,000
1,425,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,528,312
1,750,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,850,625
875,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	977,813
1,275,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,306,875
600,000	[1,2]	YCC Holdings LLC, Sr. Note, Series 144A, 10.25%, 2/15/2016	604,500
		TOTAL	12,634,785
		Services – 1.8%
146,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	167,170
900,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	956,250
575,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	630,344
325,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	368,875
1,275,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,357,875
725,000	[1,2]	West Corp., Sr. Note, Series 144A, 7.875%, 1/15/2019	705,062
		TOTAL	4,185,576
		Technology – 11.0%
350,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	362,250
525,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	551,250
1,000,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	1,010,000
925,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	999,000
1,600,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	1,576,000
225,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	243,563
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$200,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	201,000
925,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	957,375
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,374,750
675,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	661,500
925,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	896,094
125,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	133,281
250,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	266,563
700,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	794,500
1,075,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,163,687
125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Unsecd. Note, Series 144A, 8.05%, 2/1/2020	126,250
1,125,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	1,144,687
925,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	938,875
700,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	764,750
725,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	804,750
550,000	[1,2]	Lawson Software Inc., Series 144A, 11.50%, 7/1/2019	506,786
800,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	784,000
825,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	907,500
900,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	948,375
1,100,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	1,012,000
390,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	402,675
200,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	211,000
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	1,031,062
250,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	251,250
450,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	454,500
750,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	765,000
750,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	802,500
200,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	217,500
275,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	276,375
1,150,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,193,125
250,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	253,750
850,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	888,250
225,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	248,063
		TOTAL	26,123,836
		Transportation – 1.0%
825,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	839,437
575,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	616,688
425,000	[1,2]	Hertz Corp., Company Guarantee, Series 144A, 6.75%, 4/15/2019	422,875
70,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	72,100
500,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 10/15/2018	517,500
		TOTAL	2,468,600
		Utility - Electric – 2.5%
800,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	820,000
725,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	531,062
675,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	610,875
239,985	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	234,145
675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	691,875
275,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	274,313
450,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	450,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$125,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2018	125,469
1,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	1,131,954
925,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	564,250
425,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	419,687
		TOTAL	5,853,630
		Utility - Natural Gas – 3.4%
1,125,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,164,375
1,175,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	1,257,250
900,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	958,500
250,000	[1,2]	Ferrellgas, L.P., Sr. Note, Series 144A, 6.50%, 5/1/2021	237,500
625,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	628,125
1,125,000	[1,2]	Inergy LP, Sr. Note, Series 144A, 6.875%, 8/1/2021	1,126,406
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	358,750
675,000		Niska Gas Storage US, LLC, Company Guarantee, Series WI, 8.875%, 3/15/2018	712,125
375,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	420,000
300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	312,000
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	757,500
250,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	262,500
		TOTAL	8,195,031
		Wireless Communications – 3.5%
575,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	668,437
425,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	443,063
375,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	385,313
950,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	976,125
975,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	967,687
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	372,313
1,800,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,809,000
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,018,250
750,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	752,812
		TOTAL	8,393,000
		Wireline Communications – 0.1%
125,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	125,938
125,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	133,906
		TOTAL	259,844
		TOTAL CORPORATE BONDS (IDENTIFIED COST $223,031,413)	232,381,774
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
9,254	[3]	General Motors Co.	280,951
2,400,000	[1,3]	General Motors Co. Escrow Shares	72,000
		TOTAL	352,951
		Metals & Mining – 0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,521,756)	352,951
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		WARRANTS – 0.1%
		Automotive – 0.1%
8,412	[3]	General Motors Co., Warrants	180,017
8,412	[3]	General Motors Co., Warrants	134,003
		TOTAL WARRANTS (IDENTIFIED COST $1,053,789)	314,020
		PREFERRED STOCK – 0.3%
		Financial Institutions – 0.3%
700	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $220,345)	657,913
		Repurchase Agreement – 0.3%
723,000		Interest in $5,180,000,000 joint repurchase agreement 0.05%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,285,257,156. (AT COST)	723,000
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $226,550,303)[6]	234,429,658
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[7]	2,821,439
		TOTAL NET ASSETS — 100%	$237,251,097
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $91,730,142, which represented 38.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $89,185,204, which represented 37.6% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	The cost of investments for federal tax purposes amounts to $226,122,465.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$232,381,699	$75	$232,381,774
Equity Securities:
Common Stock
Domestic	280,951	72,000	0	352,951
International	—	—	0	0
Warrants	314,020	—	—	314,020
Preferred Stock
Domestic	—	657,913	—	657,913
Repurchase Agreement	—	723,000	—	723,000
TOTAL SECURITIES	$594,971	$233,834,612	$75	$234,429,658

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Corporate Bonds Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of January 1, 2011	$0	$0	$544
Change in unrealized appreciation/depreciation	(4,820)	—	(544)
(Sales)	(49)	—	—
Transfers in and/or out of Level 3	4,944[1]	—	—
Balance as of June 30, 2011	$75	$0	$0
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at June 30, 2011.	$(4,820)	$ —	$(544)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets:
Total investments in securities, at value (identified cost $226,550,303)		$234,429,658
Cash		888
Income receivable		4,352,196
Receivable for investments sold		237,681
Receivable for shares sold		11,898
TOTAL ASSETS		239,032,321
Liabilities:
Payable for investments purchased	$1,608,099
Payable for shares redeemed	139,432
Payable for distribution services fee (Note 5)	17,245
Accrued expenses	16,448
TOTAL LIABILITIES		1,781,224
Net assets for 35,431,058 shares outstanding		$237,251,097
Net Assets Consist of:
Paid-in capital		$250,812,111
Net unrealized appreciation of investments		7,879,355
Accumulated net realized loss on investments		(30,812,991)
Undistributed net investment income		9,372,622
TOTAL NET ASSETS		$237,251,097
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($155,249,967 ÷ 23,156,604 shares outstanding), no par value, unlimited shares authorized		$6.70
Service Shares:
Net asset value per share ($82,001,130 ÷ 12,274,454 shares outstanding), no par value, unlimited shares authorized		$6.68

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Interest		$10,447,699
Dividends		27,576
TOTAL INCOME		10,475,275
Expenses:
Investment adviser fee (Note 5)	$739,984
Administrative fee (Note 5)	96,321
Custodian fees	7,307
Transfer and dividend disbursing agent fees and expenses	15,809
Directors'/Trustees' fees	2,092
Auditing fees	13,100
Legal fees	3,272
Portfolio accounting fees	55,754
Distribution services fee (Note 5)	106,486
Printing and postage	33,543
Insurance premiums	2,263
Miscellaneous	1,504
TOTAL EXPENSES	1,077,435
Waiver of administrative fee (Note 5)	(2,467)
Net expenses		1,074,968
Net investment income		9,400,307
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		4,544,789
Net change in unrealized appreciation of investments		(3,526,020)
Net realized and unrealized gain on investments		1,018,769
Change in net assets resulting from operations		$10,419,076

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,400,307	$20,562,347
Net realized gain (loss) on investments	4,544,789	(8,148,805)
Net change in unrealized appreciation/depreciation of investments	(3,526,020)	20,767,491
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,419,076	33,181,033
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(13,785,722)	(13,679,804)
Service Shares	(7,019,210)	(6,749,782)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,804,932)	(20,429,586)
Share Transactions:
Proceeds from sale of shares	26,588,796	82,456,481
Net asset value of shares issued to shareholders in payment of distributions declared	19,732,929	19,640,199
Cost of shares redeemed	(48,124,487)	(115,366,719)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,802,762)	(13,270,039)
Change in net assets	(12,188,618)	(518,592)
Net Assets:
Beginning of period	249,439,715	249,958,307
End of period (including undistributed net investment income of $9,372,622 and $20,777,247, respectively)	$237,251,097	$249,439,715

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$590,616	$0
Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3/6/2009 – 1/5/2010	$559,448	$668,437
Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	2/6/2009 – 5/1/2009	$273,000	$385,313
Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2/22/2007 – 5/2/2008	$922,621	$976,125
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009 – 12/2/2009	$418,688	$443,063
General Motors Co. Escrow shares	4/21/2011	$0	$72,000
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Royal Oak Mines, Inc.	2/24/1999	$2,557	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2011		Year Ended 12/31/2010
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,144,357	$14,798,811	6,413,989	$42,633,192
Shares issued to shareholders in payment of distributions declared	1,914,716	12,713,719	2,039,623	12,890,417
Shares redeemed	(4,321,474)	(30,038,806)	(10,221,630)	(67,643,284)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(262,401)	$(2,526,276)	(1,768,018)	$(12,119,675)
	Six Months Ended 6/30/2011		Year Ended 12/31/2010
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,716,553	$11,789,985	6,007,107	$39,823,289
Shares issued to shareholders in payment of distributions declared	1,060,303	7,019,210	1,071,394	6,749,782
Shares redeemed	(2,618,796)	(18,085,681)	(7,274,545)	(47,723,435)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	158,060	$723,514	(196,044)	$(1,150,364)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(104,341)	$(1,802,762)	(1,964,062)	$(13,270,039)

4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $226,122,465. The net unrealized appreciation of investments for federal tax purposes was $8,307,193. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,153,348 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,846,155.

At December 31, 2010, the Fund had a capital loss carryforward of $33,474,592 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$5,944,935
2013	$50,909
2014	$948,345
2016	$4,402,143
2017	$13,179,638
2018	$8,948,622

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,467 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Service Shares	$106,486

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2011, FSC did not retain any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.85% and 1.10% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2011, were as follows:

Purchases	$45,302,886
Sales	$55,806,079
Semi-Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed HIGH INCOME BOND fund ii (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Semi-Annual Shareholder Report

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated High Income Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916306
Cusip 313916843

G00433-02 (8/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2011

Share Class
Primary Shares
Service Shares

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$14.96	$12.69	$9.80	$18.82	$16.46	$14.52
Income From Investment Operations:
Net investment income (loss)	(0.05)	0.09[1]	(0.00)[1,2]	(0.02)[1]	(0.03)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.53	2.19	2.89	(7.27)	3.34	2.21
TOTAL FROM INVESTMENT OPERATIONS	0.48	2.28	2.89	(7.29)	3.31	2.15
Less Distributions:
Distributions from net investment income	(0.15)	(0.01)	—	(0.05)	—	—
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	(1.68)	(0.95)	(0.21)
TOTAL DISTRIBUTIONS	(0.15)	(0.01)	—	(1.73)	(0.95)	(0.21)
Net Asset Value, End of Period	$15.29	$14.96	$12.69	$9.80	$18.82	$16.46
Total Return[3]	3.26%	17.99%	29.49%	(41.79)%	21.04%	14.88%
Ratios to Average Net Assets:
Net expenses	1.53%[4,5]	1.53%[5]	1.53%[5]	1.53%[5]	1.53%[5]	1.50%
Net investment income (loss)	(0.66)%[4]	0.67%	(0.00)%[6]	(0.14)%	(0.15)%	(0.40)%
Expense waiver/reimbursement[7]	0.25%[4]	0.24%	0.31%	0.39%	0.32%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,734	$62,352	$65,698	$37,588	$61,696	$34,937
Portfolio turnover	27%	58%	100%	71%	67%	58%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.53%, 1.53%, 1.53%, 1.53% and 1.53% for the six months ended June 30, 2011 and for the years ended December 31, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
6	Represents less than 0.01%.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$14.73	$12.51	$9.69	$18.61	$16.34	$14.45
Income From Investment Operations:
Net investment income (loss)	(0.07)	0.06[1]	(0.03)[1]	(0.05)[1]	(0.07)[1]	(0.10)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.53	2.16	2.85	(7.19)	3.29	2.20
TOTAL FROM INVESTMENT OPERATIONS	0.46	2.22	2.82	(7.24)	3.22	2.10
Less Distributions:
Distributions from net investment income	(0.12)	—	—	—	—	—
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	(1.68)	(0.95)	(0.21)
TOTAL DISTRIBUTIONS	(0.12)	—	—	(1.68)	(0.95)	(0.21)
Net Asset Value, End of Period	$15.07	$14.73	$12.51	$9.69	$18.61	$16.34
Total Return[2]	3.15%	17.75%	29.10%	(41.91)%	20.63%	14.60%
Ratios to Average Net Assets:
Net expenses	1.78%[3,4]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]	1.75%
Net investment income (loss)	(0.91)%[3]	0.47%	(0.27)%	(0.37)%	(0.40)%	(0.64)%
Expense waiver/reimbursement[5]	0.25%[3]	0.24%	0.31%	0.39%	0.32%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$119,720	$120,887	$94,374	$62,180	$77,516	$66,714
Portfolio turnover	27%	58%	100%	71%	67%	58%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.78%, 1.78%, 1.78% and 1.78% for the six months ended June 30, 2011 and for the years ended December 31, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,032.60	$7.71
Service Shares	$1,000	$1,031.50	$8.97
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.21	$7.65
Service Shares	$1,000	$1,015.97	$8.90
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.53%
Service Shares	1.78%

Semi-Annual Shareholder Report

3

Portfolio of Investments Summary Table (unaudited)

At June 30, 2011, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	20.5%
Industrials	18.9%
Information Technology	17.7%
Financials	14.9%
Consumer Discretionary	12.0%
Materials	6.1%
Energy	4.3%
Consumer Staples	2.0%
Telecommunication Services	0.7%
Utilities	0.7%
Securities Lending Collateral[2]	1.5%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities — Net[4]	(1.2)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Portfolio of Investments

June 30, 2011 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 96.8%
		Consumer Discretionary – 12.0%
33,800		Bharat Forge Ltd.	233,811
146,316		Cia Hering	3,365,741
30,400		Ctrip.com International Ltd., ADR	1,309,632
751,370	[1]	Genting Singapore PLC	1,185,654
192,631		Golden Eagle Retail Group Ltd.	492,649
501,192	[1]	L'Occitane International SA	1,341,842
21,500	[1]	Las Vegas Sands Corp.	907,515
74,483	[1]	Magazine Luiza SA	775,542
51,321		National CineMedia, Inc.	867,838
218,650		Parkson Retail Group Ltd.	320,956
21,418	[1]	Penn National Gaming, Inc.	864,002
412,445	[1]	Prada Holding SpA	2,488,440
251		Rakuten, Inc.	260,141
140,262	[1]	Restoque Comercio e Confeccoes de Roupas SA	1,797,482
944,000	[1]	Samsonite International SA	1,788,112
356,734	[1]	Sands China Ltd.	967,357
8,400	[1]	Shutterfly, Inc.	482,328
14,900	[1]	Vera Bradley, Inc.	569,180
4,800		Wynn Resorts Ltd.	688,992
42,726	[1]	Yoox SpA	786,920
		TOTAL	21,494,134
		Consumer Staples – 2.0%
27,600	[1]	Darling International, Inc.	488,520
156,995	[1]	Hypermarcas SA	1,478,760
21,700		Philip Morris International, Inc.	1,448,909
10,107	[1]	United Breweries Co., Inc.	120,310
		TOTAL	3,536,499
		Energy – 3.9%
11,100		Apache Corp.	1,369,629
25,000		Canadian Natural Resources Ltd.	1,046,500
7,450	[1]	Concho Resources, Inc.	684,283
12,200	[1]	Dresser-Rand Group, Inc.	655,750
8,800		EOG Resources, Inc.	920,040
1,900		National-Oilwell, Inc.	148,599
12,895		Pioneer Natural Resources, Inc.	1,155,005
25,866		Suncor Energy, Inc.	1,011,361
		TOTAL	6,991,167
		Financials – 14.9%
24,500		American Express Co.	1,266,650
138,608	[1]	BR Malls Participacoes	1,585,335
9,800		BlackRock, Inc.	1,879,738
112,681		Brasil Brokers Participacoes	552,340
49,700	[1]	CB Richard Ellis Services, Inc.	1,247,967
528,600	[1]	CETIP SA	8,179,726
5,022	[1]	CETIP SA	75,234
37,600		DLF Ltd.	177,877
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
198,700	[1]	Fibra Uno Administracion SA	341,110
150,000		Housing Development Finance Corp. Ltd.	2,365,832
1,269	[1]	IFM Investments Ltd., ADR	1,867
49,900		Invesco Ltd.	1,167,660
51,800		J.P. Morgan Chase & Co.	2,120,692
42,270		LPS Brasil Cons De Imoveis	1,029,225
511		LPS Brasil Cons De Imoveis, Rights	0
27,478		Multiplan Empreendimentos Imobiliarios SA	600,391
573,256		PT Bank Central Asia	511,579
137,903		Power Finance Corp.	568,438
19,200	[1]	Qualicorp SA	183,308
40,055		Rural Electrification Corp. Ltd.	175,646
60,400		Wells Fargo & Co.	1,694,824
24,070		Willis Group Holdings PLC	989,518
		TOTAL	26,714,957
		Health Care – 20.0%
148,900	[1]	Alkermes, Inc.	2,769,540
12,600		Allergan, Inc.	1,048,950
36,450	[1]	Allscripts Healthcare Solutions, Inc.	707,859
25,300	[1]	Amarin Corporation PLC., ADR	366,091
27,400	[1]	Amil Participacoes SA	322,167
43,873	[1]	Anadys Pharmaceuticals, Inc.	44,312
33,750		Aurobindo Pharma Ltd.	130,281
51,100	[1]	Biocon Ltd.	405,709
780,300	[1]	CFR Pharmaceuticals SA	212,042
8,800	[1]	CFR Pharmaceuticals SA, ADR	238,656
34,736	[1]	Conceptus, Inc.	405,369
49,676	[1]	Corcept Therapeutics, Inc.	198,207
31,122	[1]	Corcept Therapeutics, Inc.	124,177
107,100	[1]	Cubist Pharmaceuticals, Inc.	3,854,529
106,948	[1]	Dexcom, Inc.	1,549,676
47,102		Dishman Pharmaceuticals & Chemicals Ltd.	94,588
372,310	[1]	Dyax Corp.	737,174
50,200	[1]	Endologix, Inc.	466,860
75,600	[1]	ExamWorks Group, Inc.	1,919,484
44,175	[1]	Express Scripts, Inc., Class A	2,384,566
60,400		HCA, Inc.	1,993,200
36,800	[1]	Illumina, Inc.	2,765,520
56,700	[1,2]	Insulet Corp.	1,257,039
15,400	[1]	LifeWatch AG	84,864
38,600	[1]	Mylan Laboratories, Inc.	952,262
73,500	[1]	Nektar Therapeutics	534,345
127,431	[1]	Progenics Pharmaceuticals, Inc.	914,955
126,561	[1]	Protalix Biotherapeutics, Inc.	792,272
3,838	[1]	Regeneron Pharmaceuticals, Inc.	217,653
64,358	[1]	Repligen Corp.	234,263
76,300	[1,2]	Seattle Genetics, Inc.	1,565,676
187,950		Shandong Weigao Group Medical Polymer Co., Ltd.	273,171
6,294	[1]	Threshold Pharmaceuticals, Inc.	10,511
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
164,922	[1]	Vical, Inc.	679,479
25,800	[1]	Vivus, Inc.	210,012
151,700	[1]	Warner Chilcott PLC	3,660,521
17,250	[1]	Watson Pharmaceuticals, Inc.	1,185,592
6,500	[1]	Wellpoint, Inc.	512,005
		TOTAL	35,823,577
		Industrials – 18.9%
11,000		3M Co.	1,043,350
13,005		Aggreko PLC	402,653
9,649	[1]	Atlas Air Worldwide Holdings, Inc.	574,212
20,500		Bharat Heavy Electricals Ltd.	940,733
7,170		C.H. Robinson Worldwide, Inc.	565,283
24,800		CLARCOR, Inc.	1,172,544
51,540		CSX Corp.	1,351,379
8,600		Caterpillar, Inc.	915,556
38,058	[1]	China Ming Yang Wind Power Group Ltd., ADR	239,385
13,361	[1]	CoStar Group, Inc.	792,040
39,388		Crompton Greaves Ltd.	228,490
20,850		Cummins, Inc.	2,157,767
51,800		Danaher Corp.	2,744,882
19,820		Dover Corp.	1,343,796
58,442		Expeditors International Washington, Inc.	2,991,646
27,653		FedEx Corp.	2,622,887
8,137	[1]	IHS, Inc., Class A	678,789
14,900	[1]	Kansas City Southern Industries, Inc.	884,017
8,626		Landstar System, Inc.	400,936
15,500		Localiza Rent A Car SA	277,096
10,268		MSC Industrial Direct Co.	680,871
123,917		Max India Ltd.	508,016
39,908	[1]	Owens Corning, Inc.	1,490,564
13,246		Precision Castparts Corp.	2,180,954
14,900	[1]	Progressive Waste Solutions Ltd.	371,010
39,660	[1]	Ryanair Holdings PLC, ADR	1,163,624
14,991	[1]	Teledyne Technologies, Inc.	754,947
14,700		Union Pacific Corp.	1,534,680
15,800		United Technologies Corp.	1,398,458
44,560	[1]	Verisk Analytics, Inc.	1,542,667
		TOTAL	33,953,232
		Information Technology – 17.6%
12,597	[1]	21Vianet Group, Inc., ADR	173,083
132,300	[1]	Amadeus IT Holding SA	2,752,171
5,350	[1]	Apple, Inc.	1,795,834
16,000	[1,2]	Asiainfo Holdings, Inc.	264,960
49,490	[1]	Avago Technologies Ltd.	1,880,620
5,640	[1]	BMC Software, Inc.	308,508
16,700	[1]	Blackboard, Inc.	724,613
63,171	[1]	Camelot Information Systems, Inc., ADR	944,407
18,800	[1]	Check Point Software Technologies Ltd.	1,068,780
14,900	[1]	Citrix Systems, Inc.	1,192,000
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value
70,462	[1]	Comverse Technology, Inc.	546,081
6,108	[1,2]	Demand Media, Inc.	82,763
37,200	[1]	EMC Corp.	1,024,860
28,549	[1]	Freescale Semiconductor Holdings I Ltd.	525,016
3,548	[1]	Google, Inc.	1,796,636
20,500	[1]	hiSoft Technology International Ltd., ADR	300,325
45,000	[1]	Intralinks Holdings, Inc.	777,600
7,250	[1]	LivePerson, Inc.	102,515
19,353	[1]	Magnachip Semiconductor Corp.	222,947
8,439	[1,3,4]	Mail.RU Group Ltd., Series 144A, GDR	280,344
34,569		Microchip Technology, Inc.	1,310,511
93,450	[1]	Microsemi Corp.	1,915,725
49,000	[1]	NCR Corp.	925,610
51,146	[1]	NIC, Inc.	688,425
98,661	[1]	NXP Semiconductors NV	2,637,209
16,600	[1]	NetApp, Inc.	876,148
144,800	[1]	ON Semiconductor Corp.	1,516,056
16,750		Qualcomm, Inc.	951,232
18,500	[1]	RADWARE Ltd.	644,540
21,753	[1]	RDA Microelectronics, Inc., ADR	195,560
14,824	[1,2]	Rubicon Technology, Inc.	249,933
74,750	[1]	TNS, Inc.	1,240,850
84,600	[1]	Telecity Group PLC	752,598
4,587		Totvs SA	84,648
16,500	[1,2]	VanceInfo Technologies, Inc., ADR	381,315
8,800	[1]	VistaPrint Ltd.	421,080
2,600	[1]	Yandex NV	92,326
		TOTAL	31,647,829
		Materials – 6.1%
4,900		BASF SE	479,516
5,200		Celanese Corp.	277,212
14,995		Eastman Chemical Co.	1,530,540
12,250		Ecolab, Inc.	690,655
89,534	[1]	Greatview Aseptic Packaging Company Ltd.	54,350
849,750		Huabao International Holdings Ltd.	774,760
2,790,000		Lee & Man Paper Manufacturing Ltd.	1,702,801
1,148,187	[1]	Mongolian Mining Corp.	1,417,161
3,500	[1]	Mosaic Co./The	237,055
12,919		Praxair, Inc.	1,400,290
44,700	[1]	STR Holdings, Inc.	666,924
25,520		Sociedad Quimica Y Minera de Chile, ADR	1,651,654
		TOTAL	10,882,918
		Telecommunication Services – 0.7%
66,389	[1]	TW Telecom, Inc.	1,362,966
		Utilities – 0.7%
2,772	[1]	BF Utilities Ltd.	43,589
16,863		ITC Holdings Corp.	1,210,258
		TOTAL	1,253,847
		TOTAL COMMON STOCKS (IDENTIFIED COST $120,126,229)	173,661,126
Semi-Annual Shareholder Report
8

Shares or Principal Amount			Value
		WARRANTS – 0.1%
		Health Care – 0.1%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	7,468
1,900	[1]	Clinical Data, Inc., Warrants	0
17,387	[1]	Corcept Therapeutics, Inc., Warrants	39,990
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	778
71,998	[1]	Dynavax Technologies Corp., Warrants	120,121
12,443	[1]	Favrille, Inc., Warrants	0
288	[1]	IntelliPharmaCeutics International, Inc., Warrants	0
2,350	[1]	Pharmacopeia, Inc., Warrants	0
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	26,451
		TOTAL WARRANTS (IDENTIFIED COST $17,390)	194,808
		Corporate Bonds – 0.5%
		Health Care – 0.4%
$370,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	400,196
330,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	419,595
		TOTAL	819,791
		Information Technology – 0.1%
265,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	21,200
120,000		Jinkosolar Holding Co, Ltd., Sr. Note, Series 144A, 4.00%, 5/15/2016	106,554
		TOTAL	127,754
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,150,679)	947,545
		Preferred Stocks – 0.4%
		Energy – 0.4%
89,139	[1,3,4]	Credit Lyonnaise, PERCS, Series 144A (IDENTIFIED COST $565,221)	782,400
		Repurchase AgreementS – 3.4%
$3,296,000		Interest in $5,180,000,000 joint repurchase agreement 0.05%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,285,257,156.	3,296,000
2,765,000		Interest in $5,180,000,000 joint repurchase agreement 0.05%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,285,257,156 (purchased with proceeds from securities lending collateral).	2,765,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	6,061,000
		TOTAL INVESTMENTS — 101.2% (IDENTIFIED COST $127,920,519)[5]	181,646,879
		OTHER ASSETS AND LIABILITIES - NET — (1.2)%[6]	(2,192,860)
		TOTAL NET ASSETS — 100%	$179,454,019

Semi-Annual Shareholder Report

9

At June 30, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/1/2011	3,254,694 Brazilian Real	$162,433	$765
7/5/2011	2,079,940 Hong Kong Dollar	$267,307	$(21)
Contracts Sold:
7/1/2011	10,461 Euro	$15,090	$(80)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$664

Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $1,083,944, which represented 0.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $1,083,944, which represented 0.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$105,207,879	$ —	$ —	$105,207,879
International	47,618,436[1]	20,834,811[2]	—	68,453,247
Preferred Stock
International	—	782,400	—	782,400
Debt Securities:
Corporate Bonds	—	947,545	—	947,545
Warrants	—	194,808	—	194,808
Repurchase Agreements	—	6,061,000	—	6,061,000
TOTAL SECURITIES	$152,826,315	$28,820,564	$ —	$181,646,879
OTHER FINANCIAL INSTRUMENTS*	$664	$ —	$ —	$664

1	Includes $24,063,860 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Includes $60,820 of a security transferred from Level 1 to Level 2 because a fair value factor was applied to an equity security traded principally in a foreign market to account for significant post market close activity. Transfers shown represent the value of the security at the beginning of the period.
*	Other financial instruments include foreign exchange contracts.
Semi-Annual Shareholder Report

10

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in International Equity Securities
Balance as of January 1, 2011	$6,550
Realized gain (loss)	6,027
Change in unrealized appreciation/depreciation	(6,550)
(Sales)	(6,027)
Balance as of June 30, 2011	$ —
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at June 30, 2011.	$ —

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $2,643,017 of securities loaned (identified cost $127,920,519)		$181,646,879
Cash denominated in foreign currencies (identified cost $134,550)		136,534
Income receivable		137,917
Receivable for investments sold		1,094,502
Receivable for shares sold		97,306
Unrealized appreciation on foreign exchange contracts		765
Other assets		855
TOTAL ASSETS		183,114,758
Liabilities:
Payable for investments purchased	$806,725
Payable for shares redeemed	26,331
Unrealized depreciation on foreign exchange contracts	101
Payable for collateral due to broker for securities lending	2,765,000
Payable for distribution services fee (Note 5)	23,168
Accrued expenses	39,414
TOTAL LIABILITIES		3,660,739
Net assets for 11,849,143 shares outstanding		$179,454,019
Net Assets Consist of:
Paid-in capital		$139,016,854
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		53,727,585
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(11,559,555)
Distributions in excess of net investment income		(1,730,865)
TOTAL NET ASSETS		$179,454,019
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$59,734,199 ÷ 3,905,791 shares outstanding, no par value, unlimited shares authorized		$15.29
Service Shares:
$119,719,820 ÷ 7,943,352 shares outstanding, no par value, unlimited shares authorized		$15.07

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Statement of Operations

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Dividends			$707,506
Interest (including income on securities loaned of $74,904)			87,377
TOTAL INCOME			794,883
Expenses:
Investment adviser fee (Note 5)		$1,291,763
Administrative fee (Note 5)		94,220
Custodian fees		102,624
Transfer and dividend disbursing agent fees and expenses		15,381
Directors'/Trustees' fees		1,435
Auditing fees		13,761
Legal fees		3,653
Portfolio accounting fees		36,493
Distribution services fee (Note 5)		149,819
Printing and postage		43,079
Insurance premiums		2,211
Miscellaneous		8,397
TOTAL EXPENSES		1,762,836
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(205,180)
Waiver of administrative fee (Note 5)	(16,450)
Waiver of distribution services fee (Note 5)	(900)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,015)
TOTAL WAIVERS AND REDUCTION		(223,545)
Net expenses			1,539,291
Net investment income (loss)			(744,408)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			9,673,586
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,156,528)
Net realized and unrealized gain on investments and foreign currency transactions			6,517,058
Change in net assets resulting from operations			$5,772,650

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(744,408)	$965,066
Net realized gain on investments and foreign currency transactions	9,673,586	3,076,668
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(3,156,528)	25,556,379
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,772,650	29,598,113
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(621,683)	(60,494)
Service Shares	(965,481)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,587,164)	(60,494)
Share Transactions:
Proceeds from sale of shares	8,512,606	41,219,061
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II	—	17,390,831
Net asset value of shares issued to shareholders in payment of distributions declared	1,587,164	60,494
Cost of shares redeemed	(18,069,908)	(65,040,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,970,138)	(6,370,382)
Change in net assets	(3,784,652)	23,167,237
Net Assets:
Beginning of period	183,238,671	160,071,434
End of period (including undistributed (distributions in excess of) net investment income of $(1,730,865) and $600,707, respectively)	$179,454,019	$183,238,671

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

On March 12, 2010, the Fund acquired all of the net assets of Federated Mid Cap Growth Strategies Fund II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios managed by Federated Equity Management Company of Pennsylvania with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2010, were as follows:

Net investment income*	$950,143
Net realized and unrealized gain on investments	$29,274,855
Net increase in net assets resulting from operations	$30,224,998
*	Net investment income includes $8,590 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since March 12, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,330,624	$17,390,831	$658,483	$181,843,185	$199,234,016
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$2,643,017	$2,765,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$765	Unrealized depreciation on foreign exchange contracts	$101

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$6,818
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$663

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2011		Year Ended 12/31/2010
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	190,536	$2,874,769	553,516	$7,219,247
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II	—	—	1,330,624	17,390,831
Shares issued to shareholders in payment of distributions declared	42,610	621,683	4,646	60,494
Shares redeemed	(494,246)	(7,463,143)	(2,900,532)	(38,427,179)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(261,100)	$(3,966,691)	(1,011,746)	$(13,756,607)
	Six Months Ended 6/30/2011		Year Ended 12/31/2010
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	380,270	$5,637,837	2,697,293	$33,999,814
Shares issued to shareholders in payment of distributions declared	67,094	965,481	—	—
Shares redeemed	(709,204)	(10,606,765)	(2,034,406)	(26,613,589)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(261,840)	$(4,003,447)	662,887	$7,386,225
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(522,940)	$(7,970,138)	(348,859)	$(6,370,382)
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4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $127,920,519. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $53,726,360. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,540,119 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,813,759.

At December 31, 2010, the Fund had a capital loss carryforward of $20,548,890 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$278,789
2016	$10,621,631
2017	$9,648,470

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As a result of the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II, the utilization of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, the Adviser voluntarily waived $205,180 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2011, the Sub-Adviser earned a fee of $1,065,138.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, the net fee paid to FAS was 0.086% of average daily net assets of the Fund. FAS waived $16,450 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$149,819	$900

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2011, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2011, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended June 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $49,214 and $358,210, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2011, the Fund's expenses were reduced by $1,015 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2011, were as follows:

Purchases	$48,354,680
Sales	$68,914,039
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8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2011, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	59.2%
Brazil	11.3%
India	3.8%
Ireland	3.2%
Netherlands Antilles	1.8%
Italy	1.8%
Cayman Islands	1.7%
Luxembourg	1.7%
Spain	1.5%
Canada	1.4%
Bermuda	1.4%
Chile	1.2%
Israel	1.0%
Singapore	1.0%
China	1.0%
Hong Kong	0.9%
Indonesia	0.9%
United Kingdom	0.8%
Mongolia	0.8%
Virgin Islands	0.7%
Germany	0.3%
Mexico	0.2%
Japan	0.1%
Switzerland	0.1%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2011

Federated kaufmann fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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22

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

27619 (8/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2011

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.025	0.047	0.044
Net realized gain (loss) on investments	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	(0.000)[1]	(0.000)[1]	0.005	0.025	0.047	0.044
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.005)	(0.025)	(0.047)	(0.044)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	—	(0.000)[1]	(0.005)	(0.025)	(0.047)	(0.044)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%[3]	0.45%	2.54%	4.78%	4.52%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.41%	0.65%	0.67%	0.65%	0.65%
Net investment income	0.00%[3,4]	0.00%[3]	0.48%	2.51%	4.68%	4.45%
Expense waiver/reimbursement[5]	0.31%[4]	0.24%	0.17%	0.11%	0.17%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$190,272	$213,825	$80,265	$106,829	$95,699	$74,623
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.79
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.01	$1.81
1	Expenses are equal to the Fund's annualized net expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current annualized net expense ratio of 0.67% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.32 and $3.36, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At June 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	40.4%
Bank Instruments	38.9%
Variable Rate Demand Instruments	10.4%
Repurchase Agreements	9.1%
U.S. Treasury Security	1.1%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At June 30, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	23.8%[4]
8-30 Days	31.2%
31-90 Days	34.9%
91-180 Days	8.5%
181 Days or more	1.5%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 14.6% of the Fund's portfolio.
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Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.7%
		Finance - Automotive – 1.6%
$81,140		Santander Drive Auto Receivables Trust 2010-3, Class A1, 0.357%, 12/15/2011	81,140
2,000,000		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	2,000,000
926,408		World Omni Automobile Lease Securitization Trust 2011-A, Class A1, 0.301%, 4/16/2012	926,408
		TOTAL	3,007,548
		Finance - Equipment – 0.1%
251,762	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	251,762
33,127	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	33,127
		TOTAL	284,889
		TOTAL ASSET-BACKED SECURITIES	3,292,437
		Bank NOTEs – 1.0%
		Finance - Banking – 1.0%
2,000,000		Bank of America N.A., 0.200%, 9/22/2011	2,000,000
		Certificates of Deposit – 37.9%
		Finance - Banking – 37.9%
6,400,000		BNP Paribas SA, 0.450%-0.530%, 8/9/2011-9/14/2011	6,400,000
4,000,000	[3]	Bank of Montreal, 0.276%, 7/26/2011	4,000,000
8,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%, 9/8/2011-9/12/2011	8,000,000
4,000,000		Barclays Bank PLC, 0.390%, 11/1/2011	4,000,000
750,000		Barclays Bank PLC, 0.810%, 1/25/2012	750,000
2,000,000		Caisse des Depots et Consignations (CDC), 0.630%-0.670%, 8/15/2011-1/10/2012	2,000,053
8,000,000		Credit Agricole Corporate and Investment Bank, 0.370%-0.510%, 7/15/2011-9/12/2011	8,000,000
3,000,000		KBC Bank N.V., 0.280%, 7/21/2011	3,000,000
8,900,000		Mizuho Corporate Bank Ltd., 0.290%-0.300%, 7/8/2011-8/5/2011	8,900,000
3,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.279%, 7/12/2011	3,000,000
1,000,000	[3]	Natixis, 0.245%, 7/1/2011	1,000,000
5,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.266%, 7/18/2011	5,000,000
1,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	1,000,000
7,000,000		Societe Generale, Paris, 0.260%-0.550%, 7/18/2011-9/16/2011	7,000,000
9,000,000		Svenska Handelsbanken, Stockholm, 0.200%-0.215%, 7/27/2011-9/27/2011	9,000,024
1,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.286%, 7/18/2011	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	72,050,077
		Collateralized Loan Agreements – 12.7%
		Finance - Banking – 12.7%
4,000,000		Barclays Capital, Inc., 0.406%, 7/20/2011	4,000,000
3,750,000		Citigroup Global Markets, Inc., 0.426%, 7/1/2011	3,750,000
4,000,000		Credit Suisse First Boston LLC, 0.380%, 7/20/2011	4,000,000
4,000,000		Deutsche Bank AG, 0.200%, 8/18/2011	4,000,000
3,500,000		Deutsche Bank Securities, Inc., 0.426%, 7/1/2011	3,500,000
4,000,000		J.P. Morgan Securities LLC, 0.507%, 9/20/2011	4,000,000
1,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.620%, 7/1/2011	1,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	24,250,000
		Commercial Paper – 24.8%[4]
		Aerospace/Auto – 4.1%
950,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.310%-0.320%, 7/1/2011-7/11/2011	949,938
900,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.280%, 7/8/2011	899,951
5,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.250%, 7/18/2011	4,999,410
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Principal Amount			Value
$915,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.290%, 7/5/2011-8/12/2011	914,817
		TOTAL	7,764,116
		Finance - Automotive – 1.6%
3,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.451%, 7/5/2011	2,999,850
		Finance - Banking – 11.0%
5,000,000		Bank of America Corp., 0.200%, 9/7/2011	4,998,111
4,000,000		Citigroup Funding, Inc., 0.180%, 8/5/2011	3,999,300
1,000,000	[1,2]	Commonwealth Bank of Australia, 0.230%, 7/6/2011	999,968
9,000,000		ING (U.S.) Funding LLC, 0.210%-0.230%, 9/29/2011-10/11/2011	8,994,745
2,000,000	[1,2]	Northern Pines Funding LLC, 0.280%, 8/1/2011	1,999,518
		TOTAL	20,991,642
		Finance - Commercial – 7.6%
5,000,000	[1,2]	Market Street Funding LLC, 0.170%, 8/22/2011	4,998,772
9,500,000	[1,2]	Versailles Commercial Paper LLC, 0.180%-0.220%, 7/8/2011-7/22/2011	9,499,147
		TOTAL	14,497,919
		Machinery/Equipment/Auto – 0.5%
970,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.320%, 8/3/2011	969,715
		TOTAL COMMERCIAL PAPER	47,223,242
		Corporate Bonds – 1.2%
		Finance - Commercial – 1.2%
800,000		General Electric Capital Corp., 4.250%, 6/15/2012	828,736
500,000		General Electric Capital Corp., 5.000%, 11/15/2011	508,147
510,000		General Electric Capital Corp., 5.500%, 11/15/2011	519,737
424,000		General Electric Capital Corp., 6.000%, 6/15/2012	446,181
		TOTAL CORPORATE BONDS	2,302,801
		Notes - Variable – 10.4%[3]
		Finance - Banking – 10.4%
5,000,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.200%, 7/7/2011	5,000,000
3,500,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.190%, 7/7/2011	3,500,000
5,450,000		JPMorgan Chase Bank, N.A., 0.226%, 7/28/2011	5,450,000
1,050,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-4), (SunTrust Bank LOC), 0.270%, 7/1/2011	1,050,000
255,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003-B), (Fulton Bank LOC), 1.900%, 7/7/2011	255,000
1,490,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.390%, 7/1/2011	1,490,000
1,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.180%, 7/6/2011	1,000,000
1,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.190%, 7/6/2011	1,000,000
980,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.270%, 7/1/2011	980,000
		TOTAL NOTES — VARIABLE	19,725,000
		U.S. Treasury Note – 1.1%
2,000,000		United States Treasury, 0.750%, 11/30/2011	2,003,707
		Repurchase Agreements – 9.1%
13,318,000		Interest in $5,180,000,000 joint repurchase agreement 0.05%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,285,257,156.	13,318,000
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Principal Amount		Value
$4,000,000	Interest in $315,000,000 joint repurchase agreement 0.01%, dated 6/30/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $315,000,088 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2016 and the market value of those underlying securities was $321,300,742.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	17,318,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	190,165,264
	OTHER ASSETS AND LIABILITIES – NET — 0.1%[6]	107,114
	TOTAL NET ASSETS — 100%	$190,272,378
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $21,516,715, which represented 11.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $21,516,715, which represented 11.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$190,165,264
Cash		198,156
Income receivable		79,558
Receivable for shares sold		263,768
TOTAL ASSETS		190,706,746
Liabilities:
Payable for shares redeemed	$428,005
Payable for investment adviser fee (Note 5)	984
Accrued expenses	5,379
TOTAL LIABILITIES		434,368
Net assets for 190,273,768 shares outstanding		$190,272,378
Net Assets Consist of:
Paid-in capital		$190,273,316
Accumulated net realized loss on investments		(950)
Undistributed net investment income		12
TOTAL NET ASSETS		$190,272,378
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$190,272,378 ÷ 190,273,768 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Interest			$356,329
Expenses:
Investment adviser fee (Note 5)		$496,319
Administrative fee (Note 5)		77,525
Custodian fees		10,662
Transfer and dividend disbursing agent fees and expenses		8,117
Directors'/Trustees' fees		2,234
Auditing fees		10,165
Legal fees		3,298
Portfolio accounting fees		27,551
Printing and postage		27,045
Insurance premiums		2,311
Miscellaneous		284
TOTAL EXPENSES		665,511
Waivers (Note 5):
Waiver of investment adviser fee	$(307,209)
Waiver of administrative fee	(1,985)
TOTAL WAIVERS		(309,194)
Net expenses			356,317
Net investment income			12
Net realized loss on investments			(332)
Change in net assets resulting from operations			$(320)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12	$20
Net realized loss on investments	(332)	(619)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(320)	(599)
Distributions to Shareholders:
Distributions from net investment income	—	(2,321)
Distributions from net realized gain on investments	—	(6)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(2,327)
Share Transactions:
Proceeds from sale of shares	40,415,336	266,637,033
Net asset value of shares issued to shareholders in payment of distributions declared	—	2,327
Cost of shares redeemed	(63,967,413)	(133,076,213)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,552,077)	133,563,147
Change in net assets	(23,552,397)	133,560,221
Net Assets:
Beginning of period	213,824,775	80,264,554
End of period (including undistributed net investment income of $12 and $0, respectively)	$190,272,378	$213,824,775

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Prime Money Market Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements, and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains or Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders, if any, are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2011	Year Ended 12/31/2010
Shares sold	40,415,336	$266,637,033
Shares issued to shareholders in payment of distributions declared	—	2,327
Shares redeemed	(63,967,413)	(133,076,213)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(23,552,077)	$133,563,147

4. FEDERAL TAX INFORMATION

At December 31, 2010, the Fund had a capital loss carryforward of $618 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, the Adviser voluntarily waived $307,209 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $1,985 of its fee.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.67% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

9. SUBSEQUENT EVENTS

On April 14, 2011, the Trustees approved the reorganization of Money Market Portfolio, a portfolio of EquiTrust Variable Insurance Series Fund, into the Fund. The transfer of assets from Money Market Portfolio into the Fund occurred after the close of business on July 15, 2011.

Additionally, the May 1, 2012 date in the definition of “Termination Date,” as presented above under the section entitled “Expense Limitation,” shall be deemed changed to June 1, 2012.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2011

federated prime money fund ii (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Semi-Annual Shareholder Report

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Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Prime Money Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916504

G00433-05 (8/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2011

Share Class
Primary Shares
Service Shares

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.55	$11.20	$10.00	$11.34	$11.29	$11.30
Income From Investment Operations:
Net investment income[1]	0.26	0.52	0.53	0.54	0.52	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.05	0.40	1.37	(1.32)	0.07	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.92	1.90	(0.78)	0.59	0.45
Less Distributions:
Distributions from net investment income	(0.60)	(0.57)	(0.70)	(0.56)	(0.54)	(0.46)
Net Asset Value, End of Period	$11.26	$11.55	$11.20	$10.00	$11.34	$11.29
Total Return[2]	2.73%	8.50%	20.43%	(7.29)%	5.38%	4.15%
Ratios to Average Net Assets:
Net expenses	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	4.59%[3]	4.61%	5.12%	4.99%	4.68%	4.43%
Expense waiver/reimbursement[4]	0.07%[3]	0.05%	0.08%	0.04%	0.06%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$195,734	$214,644	$230,850	$224,203	$365,332	$390,738
Portfolio turnover	14%	26%	32%	35%	23%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.50	$11.15	$9.95	$11.29	$11.24	$11.25
Income From Investment Operations:
Net investment income[1]	0.25	0.49	0.50	0.51	0.49	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	0.05	0.40	1.37	(1.32)	0.07	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.89	1.87	(0.81)	0.56	0.42
Less Distributions:
Distributions from net investment income	(0.57)	(0.54)	(0.67)	(0.53)	(0.51)	(0.43)
Net Asset Value, End of Period	$11.23	$11.50	$11.15	$9.95	$11.29	$11.24
Total Return[2]	2.63%	8.28%	20.15%	(7.55)%	5.14%	3.92%
Ratios to Average Net Assets:
Net expenses	0.95%[3]	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	4.34%[3]	4.36%	4.86%	4.78%	4.43%	4.18%
Expense waiver/reimbursement[4]	0.07%[3]	0.05%	0.08%	0.04%	0.06%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,735	$63,962	$69,338	$63,177	$77,282	$75,850
Portfolio turnover	14%	26%	32%	35%	23%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,027.30	$3.52
Service Shares	$1,000	$1,026.30	$4.77
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.32	$3.51
Service Shares	$1,000	$1,020.08	$4.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.70%
Service Shares	0.95%

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3

Portfolio of Investments Summary Table (unaudited)

At June 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	96.8%
Foreign Government Debt Securities	0.6%
U.S. Treasury and Agency Securities[2]	0.5%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[4,5]	(0.0)%
Cash Equivalents[6]	0.8%
Other Assets and Liabilities — Net[7]	1.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

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Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount			Value
		Corporate Bonds – 96.8%
		Basic Industry - Chemicals – 1.9%
$320,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	369,395
300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	322,939
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	418,942
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	853,021
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,417,291
1,030,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,104,618
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	447,337
		TOTAL	4,933,543
		Basic Industry - Metals & Mining – 4.5%
500,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	502,149
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	100,975
300,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	287,055
760,000		ArcelorMittal, 6.125%, 6/1/2018	814,754
1,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	1,286,821
80,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	79,545
940,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	1,117,018
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	834,387
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,041,675
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	663,351
730,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	750,191
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,815,290
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	508,798
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,546,293
		TOTAL	11,348,302
		Basic Industry - Paper – 1.4%
640,000		International Paper Co., Bond, 7.30%, 11/15/2039	694,123
450,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	526,851
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	456,435
350,000		Westvaco Corp., 7.65%, 3/15/2027	379,287
1,300,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,399,681
		TOTAL	3,456,377
		Capital Goods - Aerospace & Defense – 0.6%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	552,500
690,000		Goodrich Corp., 4.875%, 3/1/2020	726,167
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	386,713
		TOTAL	1,665,380
		Capital Goods - Building Materials – 0.8%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	640,925
1,220,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,337,398
		TOTAL	1,978,323
		Capital Goods - Diversified Manufacturing – 2.0%
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	383,748
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,161,309
500,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	590,781
1,190,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,189,725
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,661,700
		TOTAL	4,987,263
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Principal Amount			Value
		Capital Goods - Environmental – 0.3%
$770,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	838,394
		Capital Goods - Packaging – 0.2%
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	642,289
		Communications - Media & Cable – 1.1%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,126,059
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,626,597
		TOTAL	2,752,656
		Communications - Media Noncable – 0.8%
250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	265,862
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	543,053
1,100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,139,374
		TOTAL	1,948,289
		Communications - Telecom Wireless – 2.5%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,555,616
500,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	500,215
2,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,472,928
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	763,295
		TOTAL	6,292,054
		Communications - Telecom Wirelines – 2.2%
1,000,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	1,006,790
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,183,065
240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	244,339
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	267,292
1,600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,839,989
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,164,740
		TOTAL	5,706,215
		Consumer Cyclical - Automotive – 1.7%
420,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144a, 3.875%, 3/15/2016	427,347
990,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,078,328
505,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	537,752
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	1,977,834
420,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	431,604
		TOTAL	4,452,865
		Consumer Cyclical - Entertainment – 1.9%
1,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,054,041
1,890,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	1,995,731
450,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	454,047
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	514,633
205,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	208,470
620,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	620,813
		TOTAL	4,847,735
		Consumer Cyclical - Lodging – 0.8%
950,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	969,398
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	988,278
		TOTAL	1,957,676
		Consumer Cyclical - Retailers – 1.3%
1,505,207	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,500,182
480,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	494,527
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	540,600
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	372,234
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6

Principal Amount			Value
$350,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 4/15/2041	359,621
		TOTAL	3,267,164
		Consumer Cyclical - Services – 0.4%
250,000		Boston University, 7.625%, 7/15/2097	278,014
330,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	307,363
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	342,125
		TOTAL	927,502
		Consumer Non-Cyclical - Food/Beverage – 1.1%
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	954,202
161,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	184,839
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,307,498
450,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	460,474
		TOTAL	2,907,013
		Consumer Non-Cyclical - Health Care – 0.9%
750,000		Boston Scientific Corp., 7.375%, 1/15/2040	867,882
910,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	938,172
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	382,457
		TOTAL	2,188,511
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
900,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	920,250
910,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	911,986
		TOTAL	1,832,236
		Consumer Non-Cyclical - Products – 1.0%
330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	343,891
510,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	524,731
610,000		Whirlpool Corp., 5.50%, 3/1/2013	646,809
870,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	919,335
		TOTAL	2,434,766
		Consumer Non-Cyclical - Supermarkets – 0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	705,422
		Energy - Independent – 2.5%
400,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	387,832
2,870,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	3,106,813
1,520,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	1,666,023
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	178,886
490,445	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	523,551
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	523,722
		TOTAL	6,386,827
		Energy - Integrated – 2.2%
700,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	712,934
480,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	492,294
1,420,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	1,452,050
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	533,502
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,482,243
870,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	932,739
		TOTAL	5,605,762
		Energy - Oil Field Services – 1.1%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	284,753
400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	506,829
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	469,400
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Principal Amount			Value
$1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,626,355
		TOTAL	2,887,337
		Energy - Refining – 0.9%
295,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2041	307,528
240,000		Valero Energy Corp., 9.375%, 3/15/2019	306,595
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,561,979
		TOTAL	2,176,102
		Financial Institution - Banking – 19.8%
500,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	522,038
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,632,800
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,044,745
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	2,137,952
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	1,510,230
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 9/29/2049	2,756,830
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,522,487
725,000		Capital One Capital V, 10.25%, 8/15/2039	773,031
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,388,787
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,044,973
500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	543,471
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,543,060
480,000		City National Corp., Note, 5.25%, 9/15/2020	489,485
1,210,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	1,220,876
610,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	614,320
1,070,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,083,038
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	2,937,597
250,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	282,194
1,000,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.00%, 11/1/2039	1,002,352
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,442,165
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,098,966
4,530,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	4,537,918
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	510,079
900,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	932,085
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	885,718
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	2,214,811
800,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	855,091
450,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	478,835
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	449,507
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,354,684
550,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	557,266
565,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	555,463
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,671,448
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,464,842
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,224,071
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,281,697
		TOTAL	50,564,912
		Financial Institution - Brokerage – 7.9%
4,480,000		BlackRock, Inc., 6.25%, 9/15/2017	5,202,462
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	530,351
900,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	985,174
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	959,453
Semi-Annual Shareholder Report
8

Principal Amount			Value
$850,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	890,327
3,000,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,448,797
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	364,122
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	781,101
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	877,610
635,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	682,348
1,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,234,626
740,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	733,450
690,000		Nuveen Investments, 5.50%, 9/15/2015	608,925
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,466,164
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	92,790
1,225,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,299,610
		TOTAL	20,157,310
		Financial Institution - Finance Noncaptive – 7.3%
850,000		American Express Co., Note, 2.75%, 9/15/2015	853,923
1,130,000		American Express Credit Corp., 5.875%, 5/2/2013	1,214,782
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	1,092,707
1,200,000		Discover Bank, Sub., 8.70%, 11/18/2019	1,449,062
2,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	2,940,159
850,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.95%, 5/9/2016	854,249
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,509,715
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	1,126,455
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	4,180,000
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, 5.74%, 12/21/2065	903,309
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,090,000
1,400,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,443,873
		TOTAL	18,658,234
		Financial Institution - Insurance - Health – 0.2%
505,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	573,964
		Financial Institution - Insurance - Life – 2.8%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,050,316
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	607,330
390,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	478,195
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	539,636
350,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	395,828
500,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	570,411
1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,368,797
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	389,445
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	914,643
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	537,636
250,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	263,708
		TOTAL	7,115,945
		Financial Institution - Insurance - P&C – 3.8%
1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,437,660
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,537,409
330,000		CNA Financial Corp., 6.50%, 8/15/2016	368,518
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	682,344
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	707,817
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,282,668
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,335,199
Semi-Annual Shareholder Report
9

Principal Amount			Value
$250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	174,040
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, 6.45%, 12/15/2065	1,078,875
		TOTAL	9,604,530
		Financial Institution - REITs – 3.4%
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,318,407
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	947,100
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	218,617
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,029,388
850,000		Liberty Property LP, 6.625%, 10/1/2017	975,416
450,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	497,421
1,260,000		ProLogis Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	1,435,847
630,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	636,835
250,000		Prologis, Sr. Unsecd. Note, 5.50%, 4/1/2012	254,318
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	471,393
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	773,008
		TOTAL	8,557,750
		Municipal Services – 1.0%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	795,771
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,677,580
		TOTAL	2,473,351
		Sovereign – 0.4%
1,120,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,139,081
		Technology – 2.6%
700,000		BMC Software, Inc., 7.25%, 6/1/2018	806,155
770,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	785,104
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	774,127
1,400,000		Harris Corp., 5.95%, 12/1/2017	1,570,128
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	186,223
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,388,964
515,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	534,349
285,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	301,962
325,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	321,874
		TOTAL	6,668,886
		Transportation - Airlines – 0.5%
4,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,141
1,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,404,308
		TOTAL	1,408,449
		Transportation - Railroads – 0.3%
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	479,866
143,239		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	169,261
		TOTAL	649,127
		Transportation - Services – 1.3%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,957,607
370,000		Ryder System, Inc., Sr. Unsecd. Note, 3.15%, 3/2/2015	379,420
405,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	407,467
530,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	506,914
		TOTAL	3,251,408
		Utility - Electric – 7.1%
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	918,670
1,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,263,471
Semi-Annual Shareholder Report
10

Principal Amount			Value
$910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	1,042,392
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	477,067
620,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	746,249
570,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	611,832
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	861,889
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	236,047
1,629,330	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,842,720
420,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	462,628
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,796,210
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	707,407
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,115,424
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,585,950
500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	511,192
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	244,428
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	781,262
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,760,157
		TOTAL	17,964,995
		Utility - Natural Gas Distributor – 0.1%
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	302,119
		Utility - Natural Gas Pipelines – 3.2%
15,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	16,058
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	2,071,011
1,670,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	1,994,267
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,653,973
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,169,919
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	365,206
		TOTAL	8,270,434
		TOTAL CORPORATE BONDS (IDENTIFIED COST $233,044,874)	246,486,498
		Foreign Governments/Agencies – 0.6%
		Sovereign – 0.6%
900,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	963,113
500,000		Sweden, Government of, 10.25%, 11/1/2015	501,358
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,398,094)	1,464,471
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
3,286		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	3,767
2,956		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	3,172
		TOTAL	6,939
		Government National Mortgage Association – 0.0%
2,121		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,441
6,510		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,536
		TOTAL	9,977
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,854)	16,916
		U.S. Treasury – 0.5%
		U.S. Treasury Bill – 0.5%[3]
1,200,000	[4]	United States Treasury Bill, 0.115%, 10/27/2011 (IDENTIFIED COST $1,199,548)	1,199,862
Semi-Annual Shareholder Report
11

Principal Amount		Value
	Repurchase Agreement – 0.8%
$2,085,000	Interest in $5,180,000,000 joint repurchase agreement 0.05%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,285,257,156. (AT COST)	2,085,000
	TOTAL INVESTMENTS — 98.7% (IDENTIFIED COST $237,742,370)[5]	251,252,747
	OTHER ASSETS AND LIABILITIES - NET — 1.3%[6]	3,215,784
	TOTAL NET ASSETS — 100%	$254,468,531

At June 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7] U.S. Treasury Bonds 30-Year Short Futures	290	$35,679,063	September 2011	$221,402
[7] U.S. Treasury Notes 2-Year Short Futures	100	$21,934,375	September 2011	$(56,029)
[7] U.S. Treasury Notes 5-Year Short Futures	225	$26,818,945	September 2011	$(185,058)
[7] U.S. Treasury Notes 10-Year Short Futures	30	$3,669,844	September 2011	$ (21,159)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$ (40,844)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $48,836,828, which represented 19.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $47,519,079, which represented 18.7% of total net assets.
3	Discount rate at time of purchase.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

12

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$246,486,498	$ —	$246,486,498
Foreign Governments/Agencies	—	1,464,471	—	1,464,471
Mortgage-Backed Securities	—	16,916	—	16,916
U.S. Treasury	—	1,199,862	—	1,199,862
Repurchase Agreement	—	2,085,000	—	2,085,000
TOTAL SECURITIES	$ —	$251,252,747	$ —	$251,252,747
OTHER FINANCIAL INSTRUMENTS*	$(40,844)	$ —	$ —	$(40,844)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets:
Total investments in securities, at value (identified cost $237,742,370)		$251,252,747
Restricted cash (Note 2)		245,888
Income receivable		3,312,172
Receivable for investments sold		319,517
Receivable for shares sold		88,436
Receivable for daily variation margin		239,648
TOTAL ASSETS		255,458,408
Liabilities:
Payable for shares redeemed	$91,145
Bank overdraft	848,533
Payable for distribution services fee (Note 5)	12,286
Accrued expenses	37,913
TOTAL LIABILITIES		989,877
Net assets for 22,613,195 shares outstanding		$254,468,531
Net Assets Consist of:
Paid-in capital		$245,492,467
Net unrealized appreciation of investments and futures contracts		13,469,533
Accumulated net realized loss on investments and futures contracts		(10,485,075)
Undistributed net investment income		5,991,606
TOTAL NET ASSETS		$254,468,531
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$195,733,929 ÷ 17,381,353 shares outstanding, no par value, unlimited shares authorized		$11.26
Service Shares:
$58,734,602 ÷ 5,231,842 shares outstanding, no par value, unlimited shares authorized		$11.23

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Statement of Operations

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Interest			$6,999,700
Expenses:
Investment adviser fee (Note 5)		$792,955
Administrative fee (Note 5)		103,216
Custodian fees		6,438
Transfer and dividend disbursing agent fees and expenses		15,878
Directors'/Trustees' fees		2,295
Auditing fees		10,437
Legal fees		3,314
Portfolio accounting fees		55,920
Distribution services fee (Note 5)		76,344
Printing and postage		29,866
Insurance premiums		2,312
Miscellaneous		2,248
TOTAL EXPENSES		1,101,223
Waivers (Note 5):
Waiver of investment adviser fee	$(90,646)
Waiver of administrative fee	(2,643)
TOTAL WAIVERS		(93,289)
Net expenses			1,007,934
Net investment income			5,991,766
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			2,526,233
Net realized loss on futures contracts			(1,780,118)
Net change in unrealized appreciation of investments			1,675,400
Net change in unrealized appreciation of futures contracts			(1,134,639)
Net realized and unrealized gain on investments and futures contracts			1,286,876
Change in net assets resulting from operations			$7,278,642

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,991,766	$13,513,362
Net realized gain on investments and futures contracts	746,115	1,733,756
Net change in unrealized appreciation/depreciation of investments and futures contracts	540,761	9,118,283
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,278,642	24,365,401
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(10,493,641)	(11,479,886)
Service Shares	(3,019,020)	(3,359,543)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,512,661)	(14,839,429)
Share Transactions:
Proceeds from sale of shares	5,805,849	26,079,433
Net asset value of shares issued to shareholders in payment of distributions declared	13,512,661	14,839,429
Cost of shares redeemed	(37,222,714)	(72,026,192)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,904,204)	(31,107,330)
Change in net assets	(24,138,223)	(21,581,358)
Net Assets:
Beginning of period	278,606,754	300,188,112
End of period (including undistributed net investment income of $5,991,606 and $13,512,501, respectively)	$254,468,531	$278,606,754

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
16

Notes to Financial Statements

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,054,041
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	5/14/1999 - 9/29/1999	$248,411	$263,708

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(40,844)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,780,118)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,134,639)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2011		Year Ended 12/31/2010
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	379,285	$4,346,357	1,894,790	$21,439,655
Shares issued to shareholders in payment of distributions declared	941,133	10,493,641	1,051,272	11,479,886
Shares redeemed	(2,525,947)	(28,922,244)	(4,979,753)	(56,467,940)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,205,529)	$(14,082,246)	(2,033,691)	$(23,548,399)
	Six Months Ended 6/30/2011		Year Ended 12/31/2010
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	126,599	$1,459,492	410,908	$4,639,778
Shares issued to shareholders in payment of distributions declared	271,494	3,019,020	308,498	3,359,543
Shares redeemed	(729,906)	(8,300,470)	(1,375,339)	(15,558,252)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(331,813)	$(3,821,958)	(655,933)	$(7,558,931)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,537,342)	$(17,904,204)	(2,689,624)	$(31,107,330)
Semi-Annual Shareholder Report
19

4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $237,742,370. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $13,510,377. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,147,302 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,636,925.

At December 31, 2010, the Fund had a capital loss carryforward of $10,137,395 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$1,411,551
2016	$4,558,854
2017	$4,166,990

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, the Adviser voluntarily waived $90,646 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,643 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Service Shares	$76,344

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2011, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2011, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur the fee upon approval of the Trustees.

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Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 1.00% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2011, were as follows:

Purchases	$34,885,357
Sales	$55,214,136

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

9. SUBSEQUENT EVENTS

On April 14, 2011, the Trustees approved the reorganization of High Grade Bond Portfolio and Strategic Yield Portfolio, portfolios of EquiTrust Variable Insurance Series Fund, into the Fund. The transfer of assets from High Grade Bond Portfolio and Strategic Yield Portfolio into the Fund occurred after the close of business on July 15, 2011.

Additionally, the May 1, 2012 date in the definition of “Termination Date,” as presented above under the section entitled “Expense Limitation,” shall be deemed changed to June 1, 2012, with respect to only the Primary Shares of the Fund.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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21

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed quality bond fund ii (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Semi-Annual Shareholder Report

22

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916884
Cusip 313916785

G02590-01 (8/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Insurance Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	August 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher, Principal Executive Officer

Date	August 8, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	August 8, 2011